UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1.	Reports to Stockholders.

Semi-Annual Report

June 30, 2014

Small Cap Fund	Long-Short Fund
Small-Mid Cap Fund	Research Opportunities Fund
Mid Cap Fund	Financial Long-Short Fund
Large Cap Fund	Strategic Income Fund
Select Fund

This material must be preceded or accompanied by a current prospectus.

Not FDIC Insured. May Lose Value. No Bank Guarantee.

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Investors should consider the investment objectives, risks, charges, and expenses of the Diamond Hill Funds carefully before investing. The prospectus or summary prospectus contain this and other important information about the Fund(s) and are available at diamond-hill.com or by calling 888.226.5595. Please read the prospectus or summary prospectus carefully before investing. The Diamond Hill Funds are distributed by BHIL Distributors, Inc. (Member FINRA), an affiliated company. Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Diamond Hill Funds are not FDIC insured, may lose value, and have no bank guarantee.

Letter to Shareholders

Dear fellow shareholder:

We are pleased to provide this 2014 mid-year update for the Diamond Hill Funds. Since our firm’s inception, our primary goal has been to achieve the best value-added returns for our clients over rolling five-year periods. Our long-term focus is evident in our relatively low portfolio turnover, portfolio manager compensation that is directly tied to five-year investment results, and significant personal investment in our strategies. At Diamond Hill, our Code of Ethics prohibits employees from purchasing individual equity securities and third-party mutual funds that invest primarily in U.S. equity securities. As a result, substantially all employees’ equity investments are in Diamond Hill Funds. This is rare in our industry and clearly demonstrates our commitment to aligning our interests with those of our clients and our strong belief in our investment philosophy. You can be confident that our portfolio managers and analysts are spending their time managing your money – because it is also their own.

2014 Year-to-Date Market Review

U.S. equity markets rose during the first six months of 2014 with the Russell 1000 and Russell 2000 Indexes posting total returns of 7.27% and 3.19%, respectively. Equity markets were uneven during the first quarter of 2014, but the broad indexes managed to close higher as many of the big picture concerns weighing on the market faded. Europe, which had been a clear laggard over the past few years, continued to show signs of improvement, while most of Asia appeared to be growing at a healthy rate. In the U.S., some of the fiscal uncertainty was eliminated and employment showed signs of steady improvement, allowing the economy to continue its healing process.

U.S. stocks moved higher during the second quarter of 2014 as the primary factors supporting market valuations remained intact. The world’s major central banks remained extraordinarily accommodative, flooding the financial markets with money and providing a key tailwind for overall economic growth. The U.S. markets were also supported by the expectation that the U.S. economy, although still sluggish, will grow fast enough to support corporate profit growth. We continue to believe that the Federal Reserve is likely to maintain a very accommodative overall monetary policy well into 2015.

Sector Results

Year-to-date, the utilities sector was the best performing sector, followed by the energy and health care sectors. This represented a reversal from 2013 when the utilities sector was the worst performing sector. Higher usage rates due to the cold winter, as well as attractive dividend yields in a low interest rate environment, played a role in the outperformance. With interest rates remaining stubbornly low, investors have turned to equity securities that can provide a steady income stream through dividend payments, and utilities typically pay out bigger dividends relative to their share prices than most other sectors. However, we have tended to be underweight the utilities sector in most of our strategies over the past few

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	1

Letter to Shareholders

years. We believe utility company valuations in general are high given the limited growth opportunities within the highly regulated industry. We continue to have significant exposure to the financial sector across most of our strategies, finding value in insurance, insurance brokers, money center banks, and asset managers.

Market Outlook

We continue to be encouraged by the modest deleveraging of the U.S. household sector over the past five years. The slightly lower debt levels combined with very low interest rates has allowed consumer debt-service burdens to improve to relatively low levels by historical standards. Clearly this healthy debt service picture remains very much tied to historically low interest/mortgage rates, and any meaningful increase in those rates is likely to present an important headwind for growth.

Although the U.S. economy appears to be healing at a steady pace and looks poised to improve in the near term, we continue to expect positive but below average equity market returns over the next five years. Our conclusion is primarily based on the combination of above average price/earnings multiples applied to already very strong levels of corporate profit margins, which likely tempers prospective returns. We believe that we can achieve better than market returns over the next five years through active portfolio management and stock selection independent of benchmark weights.

Chris Bingaman, CFA Portfolio Manager, Co-Chief Investment Officer	Chris Welch, CFA Portfolio Manager, Co-Chief Investment Officer

The views expressed are those of the portfolio manager as of June 30, 2014, are subject to change, and may differ from the views of other portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decision.

2	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Our Mission

At Diamond Hill, we serve our clients by providing investment strategies that deliver lasting value through a shared commitment to our intrinsic value-based investment philosophy, long-term perspective, disciplined approach and alignment with our clients’ interests.

VALUE

We believe market price and intrinsic value are independent in the short-term but tend to converge over time.

LONG-TERM

We maintain a long-term focus both in investment analysis and management of our business.

DISCIPLINE

We invest with discipline to increase potential return and protect capital.

PARTNERSHIP

We align our interests with those of our clients through significant personal investment in our strategies.

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Fundamental Principles

The Importance of Valuation

We believe that a company’s intrinsic value is independent of its stock price and that intrinsic value can be reasonably estimated using a discounted cash flow methodology. Our entire investment team shares the same investment philosophy, which drives our investment process.

We focus on the fundamentals of intrinsic value, which are far less volatile than market price, and our actions are ultimately dictated by the price to intrinsic value relationship.

There is no guarantee that a discount to intrinsic value will be achieved or that market price and/or intrinsic value will increase over time.

[1]	The inverse is true for short position

4	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Fundamental Principles

Equity Investment Principles

Valuation

•	We believe that every share of stock has an intrinsic value that is independent of its current market price, and at any point in time, the market price may be higher or lower than intrinsic value.

•	Over short periods of time, the market price is heavily influenced by the emotions of market participants, which are far more difficult to predict than intrinsic value. While market prices may experience extreme fluctuations on a particular day, we believe intrinsic value is far less volatile.

•	Over sufficiently long periods of time, five years or longer, the stock market price tends to converge with intrinsic value.

Intrinsic Value Estimate

•	We believe that we can determine a reasonable approximation of intrinsic value if we are confident in projecting the future cash flows of a business and use an appropriate discount rate.

Suitable Investments

•	We only invest when the market price is lower than our conservative assessment of per share intrinsic value (or at a premium for short positions).

•	We concentrate our investments in businesses whose per share intrinsic value is likely to increase. We invest in businesses that possess a competitive advantage, conservative balance sheet, and outstanding managers and employees. For short positions, the inverse is often true, and a growing intrinsic value is a detriment to the performance of the position.

Risk & Return

•	We intend to achieve our return from both the closing of the gap between our purchase price and intrinsic value and the increase in per share intrinsic value. For short positions, an increasing intrinsic value may shorten the holding period.

•	We define risk as the permanent loss of capital rather than price volatility. We manage risk by investing in companies selling at a discount (premium for short positions) to our estimate of intrinsic value.

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Fundamental Principles

Fixed Income Investment Principles

Business Analysis

•	We believe we can leverage our research team’s industry analysis of the fundamental economic drivers of the business to identify attractive corporate bonds and other senior corporate securities.

•	We evaluate the quality of a firm’s management and their treatment of bondholders and stockholders. We believe managements that focus on growth, without regard to return on invested capital or long-term cost of capital, are more likely to destroy value for bondholders and stockholders. In contrast, managements that understand the competitive dynamics of their business and prudent capital allocation often produce value for both bondholders and stockholders.

Valuation

•	We focus on the intrinsic value of the business in relation to the amount of debt in the capital structure. We also evaluate the sources and uses of cash for the business.

•	The liquidity and expected volatility of a corporate bond are also important factors in valuation. Because of our long-term time horizon, we will invest in less liquid or more volatile securities; however, we require a higher yield as compensation.

Suitable Investments

•	We generally invest in corporate bonds of companies with improving competitive positions and return on invested capital.

•	Our core competency is the evaluation of credit risk. We typically favor lower duration, shorter maturity corporate bonds. We focus almost entirely on the secondary market for corporate bonds rather than the primary (new issue) market. We primarily invest in investment grade and below-investment grade (high yield) corporate bonds, including a significant allocation to defensive high yield corporate bonds (due to low duration and higher credit quality).

Risk & Return

•	We define risk as the permanent loss of capital. We seek to avoid a permanent loss of capital and to earn a sufficient return on capital to grow our purchasing power.

•	We expect to achieve our return objective by investing in corporate bonds when we believe the market price discounts a greater risk of default or a greater loss upon default than is warranted. An additional source of return exists when the market price provides attractive compensation for short-term illiquidity or volatility, both of which are of less concern to a long-term investor.

•	We focus on credit risk, interest rate risk, liquidity risk, call risk, reinvestment risk and other risks when evaluating corporate bonds.

6	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Small Cap Fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Fair Value

Common Stocks — 81.6%
Consumer Discretionary — 9.6%
Aaron’s, Inc.^	575,835	$20,522,759
Callaway Golf Co.^	375,583	3,124,851
Carter’s, Inc.^	96,830	6,674,492
Global Sources Ltd.*^	749,948	6,209,569
Hillenbrand, Inc.^	372,900	12,163,998
Liquidity Services, Inc.*^	242,920	3,828,419
Live Nation Entertainment, Inc.*	471,085	11,631,089
Steiner Leisure Ltd.*^	729,752	31,590,965
Tenneco, Inc.*^	368,580	24,215,706
Vail Resorts, Inc.^	198,385	15,311,354
		135,273,202

Consumer Staples — 4.1%
B&G Foods, Inc.^	623,325	20,376,494
Energizer Holdings, Inc.^	129,105	15,754,683
Flowers Foods, Inc.^	1,041,839	21,961,967
		58,093,144

Energy — 10.8%
Carrizo Oil & Gas, Inc.*^	235,411	16,304,566
Cimarex Energy Co.^	241,295	34,616,181
Contango Oil & Gas Co.*^	200,162	8,468,854
Denbury Resources, Inc.^	638,515	11,786,987
Rosetta Resources, Inc.*^	777,845	42,664,798
Southwestern Energy Co.*	177,485	8,073,793
Whiting Petroleum Corp.*	375,300	30,117,825
		152,033,004

Financials — 27.0%
Alleghany Corp.*^	36,757	16,103,977
American Equity Investment Life Holding Co.^	766,500	18,855,900
Assured Guaranty Ltd.^	379,152	9,289,224
Brown & Brown, Inc.	742,790	22,811,081
Endurance Specialty Holdings Ltd.	321,160	16,568,644
Enstar Group Ltd.*^	154,852	23,340,842
First Horizon National Corp.^	791,280	9,384,581
First Niagara Financial Group, Inc.^	648,415	5,667,147
First of Long Island Corp., The#^	159,419	6,230,095

	Shares	Fair Value

Financials — 27.0% continued
Fortress Investment Group LLC, Class A	1,514,980	$11,271,451
Greenlight Capital Re Ltd., Class A*^	580,240	19,113,106
HCC Insurance Holdings, Inc.^	727,735	35,615,351
Infinity Property & Casualty Corp.^	89,440	6,013,051
iStar Financial, Inc. REIT*^	2,559,945	38,347,976
Mid-America Apartment Communities, Inc. REIT^	224,204	16,378,102
National Penn Bancshares, Inc.^	856,140	9,057,961
Nationstar Mortgage Holdings, Inc.*^	199,105	7,227,512
Navigators Group, Inc.*^	550,828	36,933,017
Popular, Inc.*^	1,001,633	34,235,816
Reinsurance Group of America	170,360	13,441,404
State Bank Financial Corp.^	208,585	3,527,172
Sterling Bancorp^	775,960	9,311,520
Winthrop Realty Trust REIT^	884,650	13,579,378
		382,304,308

Health Care — 5.9%
Alere, Inc.*^	762,615	28,537,053
Greatbatch, Inc.*	374,260	18,361,196
LifePoint Hospitals, Inc.*^	75,750	4,704,075
Natus Medical, Inc.*^	847,635	21,309,544
Universal American Financial Corp.^	1,326,486	11,049,628
		83,961,496

Industrials — 16.9%
AAR Corp.^	343,967	9,479,731
Aircastle Ltd.^	620,323	11,023,140
Alaska Air Group, Inc.^	119,280	11,337,564
Avis Budget Group, Inc.*^	1,042,705	62,239,060
Brink’s Co., The^	364,190	10,277,442
Corrections Corp. of America^	641,908	21,086,678
Hub Group, Inc., Class A*^	478,215	24,102,036
Hyster-Yale Materials Handling, Inc.^	111,100	9,836,794
Kennametal, Inc.^	389,230	18,013,564
Toro Co., The	188,380	11,980,968

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Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Fair Value

Common Stocks — 81.6% continued
Industrials — 16.9% continued
TriMas Corp.*^	371,725	$14,173,874
Trinity Industries, Inc.^	724,510	31,675,578
Xpo Logistics, Inc.*^	97,657	2,794,943
		238,021,372

Information Technology — 4.3%
Broadridge Financial
Solutions, Inc.	534,710	22,265,324
CSG Systems
International, Inc.^	209,772	5,477,147
DST Systems, Inc.	339,200	31,264,064
Rovi Corp.*^	85,985	2,060,201
		61,066,736

Utilities — 3.0%
Cleco Corp.^	205,390	12,107,740
ITC Holdings Corp.^	265,083	9,670,228
UGI Corp.^	402,620	20,332,310
		42,110,278

Total Common Stocks		$1,152,863,540

Registered Investment Companies — 28.3%
JPMorgan Prime Money Market Fund, 0.04%S	2,914,297	2,914,297
State Street Institutional Liquid Reserves Fund, Premier Class, 0.06%S	259,347,944	259,347,944
State Street Navigator Securities Lending Prime Portfolio, 0.14%†S	137,192,511	137,192,511

Total Registered Investment Companies		$399,454,752

Total Investment Securities — 109.9%
(Cost $1,151,207,707)**		$1,552,318,292

Net Other Assets (Liabilities) — (9.9)%		(140,411,989)

Net Assets — 100.0%		$1,411,906,303
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of June 30, 2014, was $134,534,587.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2014.
S	Rate represents the daily yield on June 30, 2014.
**	Represents cost for financial reporting purposes.
#	This security has been deemed illiquid:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
First of Long Island Corp., The	February-13 through April-13	$4,767,707	$6,230,095	0.4%

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

8	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Small-Mid Cap Fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Fair Value

Common Stocks — 91.8%
Consumer Discretionary — 10.3%
Aaron’s, Inc.	146,305	$5,214,310
Gannett Co., Inc.^	263,180	8,240,166
Jarden Corp.*	168,130	9,978,516
Staples, Inc.^	876,175	9,497,737
Steiner Leisure Ltd.*	223,275	9,665,575
Whirlpool Corp.	49,565	6,900,439
		49,496,743

Consumer Staples — 12.4%
B&G Foods, Inc.	306,968	10,034,784
ConAgra Foods, Inc.	180,505	5,357,388
Coty, Inc.^	219,850	3,766,031
Energizer Holdings, Inc.	75,895	9,261,467
Flowers Foods, Inc.	557,273	11,747,314
Molson Coors Brewing
Co., Class B	145,600	10,797,696
Post Holdings, Inc.*^	171,172	8,714,367
		59,679,047

Energy — 9.5%
Cimarex Energy Co.	128,435	18,425,285
Contango Oil & Gas Co.*	56,084	2,372,914
Denbury Resources, Inc.^	138,653	2,559,534
Energen Corp.	89,258	7,933,251
Noble Energy, Inc.^	71,750	5,557,755
Whiting Petroleum Corp.*	109,110	8,756,078
		45,604,817

Financials — 29.0%
American Equity
Investment Life
Holding Co.	273,460	6,727,116
Brown & Brown, Inc.	418,185	12,842,461
Endurance Specialty Holdings Ltd.	186,565	9,624,888
Enstar Group Ltd.*	16,615	2,504,379
First Horizon National Corp.	370,345	4,392,292
First Niagara Financial Group, Inc.	631,340	5,517,912
First Republic Bank^	147,515	8,111,850
Greenlight Capital Re Ltd., Class A*	191,715	6,315,092
HCC Insurance Holdings, Inc.	152,520	7,464,329
Infinity Property & Casualty Corp.	41,680	2,802,146
iStar Financial, Inc. REIT*	624,065	9,348,493
Mid-America Apartment Communities, Inc. REIT	87,955	6,425,113
National Penn Bancshares, Inc.	410,310	4,341,080

	Shares	Fair Value

Financials — 29.0% continued
Nationstar Mortgage Holdings, Inc.*^	102,450	$3,718,935
Navigators Group, Inc.*	76,790	5,148,770
Popular, Inc.*	261,392	8,934,378
Reinsurance Group of America	85,025	6,708,473
Willis Group Holdings plc^	542,495	23,490,033
XL Group plc^	150,560	4,927,829
		139,345,569

Health Care — 10.7%
Boston Scientific Corp.*^	1,098,660	14,029,888
CareFusion Corp.*	108,755	4,823,284
Catamaran Corp.*	176,565	7,797,110
LifePoint Hospitals, Inc.*	135,530	8,416,413
Orthofix International NV*^	211,922	7,682,173
Quest Diagnostics, Inc.^	55,250	3,242,623
Universal American Financial Corp.	665,670	5,545,031
		51,536,522

Industrials — 11.5%
Aircastle Ltd.	125,570	2,231,379
Brink’s Co., The	142,015	4,007,663
Corrections Corp. of America	193,411	6,353,552
Dover Corp.	139,953	12,728,725
Hub Group, Inc., Class A*	318,495	16,052,148
Kennametal, Inc.	145,380	6,728,186
Knowles Corp.*^	67,051	2,061,148
Parker Hannifin Corp.^	21,700	2,728,341
Southwest Airlines Co.^	87,865	2,360,054
		55,251,196

Information Technology — 5.5%
Broadridge Financial Solutions, Inc.	111,040	4,623,706
Juniper Networks, Inc.*^	448,100	10,996,374
Linear Technology Corp.^	69,975	3,293,723
Vantiv, Inc., Class A*	231,245	7,774,457
		26,688,260

Utilities — 2.9%
Cleco Corp.	33,005	1,945,645
ITC Holdings Corp.	114,420	4,174,041
UGI Corp.	152,660	7,709,330
		13,829,016

Total Common Stocks		$441,431,170

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	9

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Diamond Hill Mid Cap Fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Fair Value

Registered Investment Companies — 15.5%
JPMorgan Prime Money Market Fund, 0.04%S	111,379	$111,379
State Street Institutional Liquid Reserves Fund, Premier Class, 0.06%S	38,287,762	38,287,762
State Street Navigator Securities Lending Prime Portfolio, 0.14%†S	36,431,533	36,431,533

Total Registered Investment Companies		$74,830,674

Total Investment Securities — 107.3%
(Cost $444,666,447)**		$516,261,844

Net Other Assets (Liabilities) — (7.3)%		(35,293,616)

Net Assets — 100.0%		$480,968,228

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of June 30, 2014, was $35,899,859.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2014.
S	Rate represents the daily yield on June 30, 2014.
**	Represents cost for financial reporting purposes.

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

	Shares	Fair Value

Common Stocks — 93.9%
Consumer Discretionary — 10.8%
Aaron’s, Inc.	3,594	$128,090
Dollar General Corp.*	1,908	109,443
Gannett Co., Inc.	6,800	212,908
Jarden Corp.*	4,377	259,775
Mattel, Inc.^	3,247	126,536
Ross Stores, Inc.	1,835	121,349
Staples, Inc.	17,765	192,572
Whirlpool Corp.	1,706	237,509
		1,388,182

Consumer Staples — 13.6%
B&G Foods, Inc.	7,970	260,539
ConAgra Foods, Inc.	4,855	144,096
Coty, Inc.	6,005	102,866
Energizer Holdings, Inc.	2,000	244,060
Flowers Foods, Inc.	15,526	327,288
Molson Coors Brewing Co.,
Class B	4,092	303,463
Post Holdings, Inc.*	3,709	188,825
Sysco Corp.^	4,735	177,326
		1,748,463

Energy — 10.8%
Cimarex Energy Co.	3,733	535,537
Energen Corp.	2,435	216,423
Noble Energy, Inc.	4,551	352,520
Southwestern Energy Co.*	1,313	59,728
Whiting Petroleum Corp.*	2,789	223,817
		1,388,025

Financials — 29.2%
Alleghany Corp.*	218	95,510
American Equity Investment
Life Holding Co.	7,228	177,809
Brown & Brown, Inc.	11,370	349,173
Endurance Specialty Holdings Ltd.	5,880	303,349
Enstar Group Ltd.*	845	127,367
First Horizon National Corp.	9,455	112,136
First Niagara Financial Group, Inc.	18,938	165,518
First Republic Bank	3,295	181,192
HCC Insurance Holdings, Inc.	4,985	243,966
KeyCorp^	4,286	61,418
Mid-America Apartment
Communities, Inc. REIT	3,311	241,869
National Penn Bancshares, Inc.	12,683	134,186
Nationstar Mortgage Holdings, Inc.*	3,521	127,812

10	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Fair Value

Common Stocks — 93.9% continued
Financials — 29.2% continued
Popular, Inc.*	7,001	$239,295
Progressive Corp.	4,217	106,943
Reinsurance Group of America	2,314	182,575
SunTrust Banks, Inc.^	2,342	93,821
Willis Group Holdings plc	14,657	634,648
XL Group plc	5,411	177,102
		3,755,689

Health Care — 9.1%
Boston Scientific Corp.*	38,478	491,364
CareFusion Corp.*	3,671	162,809
Catamaran Corp.*	4,680	206,669
LifePoint Hospitals, Inc.*	3,525	218,902
Quest Diagnostics, Inc.^	1,561	91,615
		1,171,359

Industrials — 11.6%
Brink’s Co., The	3,364	94,932
Corrections Corp. of America	6,272	206,035
Dover Corp.	4,455	405,183
Hub Group, Inc., Class A*	7,315	368,676
Kennametal, Inc.	4,001	185,166
Knowles Corp.*^	2,082	64,001
Parker Hannifin Corp.	1,336	167,975
		1,491,968

Information Technology — 5.7%
Broadridge Financial Solutions, Inc.	2,530	105,349
Juniper Networks, Inc.*	12,141	297,940
Linear Technology Corp.	2,525	118,852
Vantiv, Inc., Class A*	6,180	207,772
		729,913

Utilities — 3.1%
Cleco Corp.	1,123	66,201
ITC Holdings Corp.	3,304	120,530
UGI Corp.	4,163	210,231
		396,962

Total Common Stocks		$12,070,561

Registered Investment Companies — 11.6%
JPMorgan Prime Money Market Fund, 0.04%S	2,939	$2,939
State Street Institutional Liquid Reserves Fund, Premier Class, 0.06%S	963,366	963,366

	Shares	Fair Value

Registered Investment Companies — 11.6% continued
State Street Navigator Securities Lending Prime Portfolio, 0.14%†S	536,486	$536,486

Total Registered Investment Companies		$1,502,791

Total Investment Securities — 105.5%
(Cost $12,931,924)**		$13,573,352

Net Other Assets (Liabilities) — (5.5)%		(711,762)

Net Assets — 100.0%		$12,861,590

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of June 30, 2014, was $521,275.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2014.
S	Rate represents the daily yield on June 30, 2014.
**	Represents cost for financial reporting purposes.

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	11

Diamond Hill Large Cap Fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Fair Value

Common Stocks — 97.9%
Consumer Discretionary — 12.9%
Comcast Corp., Class A^	1,141,410	$61,270,889
Gannett Co., Inc.	1,309,405	40,997,471
McDonald’s Corp.	504,849	50,858,488
TJX Cos., Inc., The	951,175	50,554,951
Twenty-First Century Fox, Inc.	692,570	23,706,671
VF Corp.	943,840	59,461,920
Walt Disney Co., The^	703,965	60,357,959
Whirlpool Corp.	275,790	38,395,484
		385,603,833

Consumer Staples — 11.9%
General Mills, Inc.^	788,973	41,452,641
Kimberly-Clark Corp.	531,165	59,076,171
PepsiCo, Inc.	825,755	73,772,952
Philip Morris International	489,810	41,295,881
Procter & Gamble Co., The	1,227,137	96,440,697
Sysco Corp.^	1,166,084	43,669,846
		355,708,188

Energy — 11.8%
Cimarex Energy Co.	453,330	65,034,722
Devon Energy Corp.	1,229,407	97,614,915
EOG Resources, Inc.	729,456	85,244,228
Noble Energy, Inc.^	417,610	32,348,071
Occidental Petroleum Corp.	703,270	72,176,600
		352,418,536

Financials — 25.5%
American International
Group, Inc.	1,667,820	91,029,615
Citigroup, Inc.	1,885,585	88,811,054
Franklin Resources, Inc.^	794,720	45,966,605
JPMorgan Chase & Co.	1,551,768	89,412,871
Marsh & McLennan Cos., Inc.^	1,172,545	60,761,282
MetLife, Inc.	692,175	38,457,243
Morgan Stanley	2,904,745	93,910,406
PNC Financial Services
Group, Inc.	751,215	66,895,696
Progressive Corp.	2,335,635	59,231,704
Prudential Financial, Inc.	840,989	74,654,593
Wells Fargo & Co.	1,104,990	58,078,274
		767,209,343

	Shares	Fair Value

Health Care — 13.1%
Abbott Laboratories	2,036,802	$83,305,202
Baxter International, Inc.	505,262	36,530,443
Boston Scientific Corp.*	4,563,720	58,278,704
Express Scripts Holding Co.*^	667,810	46,299,267
Medtronic, Inc.^	1,342,682	85,609,404
Pfizer, Inc.	2,744,392	81,453,555
		391,476,575

Industrials — 10.9%
3M Co.^	400,707	57,397,271
Dover Corp.	653,038	59,393,807
Illinois Tool Works, Inc.^	551,579	48,296,257
Parker Hannifin Corp.^	450,899	56,691,531
United Technologies Corp.	897,612	103,629,305
		325,408,171

Information Technology — 10.8%
Apple Computer, Inc.	525,952	48,876,719
Cisco Systems, Inc.	2,094,143	52,039,454
International Business
Machines Corp.^	281,610	51,047,444
Juniper Networks, Inc.*	1,234,445	30,293,280
Linear Technology Corp.^	597,800	28,138,446
Microsoft Corp.	1,760,385	73,408,055
Vantiv, Inc., Class A*^	1,192,680	40,097,902
		323,901,300

Materials — 1.0%
Air Products &
Chemicals, Inc.^	119,155	15,325,716
Praxair, Inc.	121,245	16,106,186
		31,431,902

Total Common Stocks		$2,933,157,848

Registered Investment Companies — 7.9%
JPMorgan Prime Money Market Fund, 0.04%S	1,033,868	1,033,868
State Street Institutional Liquid Reserves Fund, Premier Class, 0.06%S	94,571,726	94,571,726

12	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Diamond Hill Select Fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Fair Value

Common Stocks — 97.9% continued
Registered Investment Companies — 7.9% continued
State Street Navigator Securities Lending Prime Portfolio, 0.14%†S	142,804,377	$142,804,377

Total Registered Investment Companies		$238,409,971

Total Investment Securities — 105.8%
(Cost $2,344,693,084)**		$3,171,567,819

Net Other Assets (Liabilities) — (5.8)%		(175,103,213)

Net Assets — 100.0%		$2,996,464,606

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of June 30, 2014, was $139,362,595.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2014.
S	Rate represents the daily yield on June 30, 2014.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Financial Statements

	Shares	Fair Value

Common Stocks — 94.6%
Consumer Discretionary — 13.3%
Jarden Corp.*	35,548	$2,109,774
TJX Cos., Inc., The	21,665	1,151,495
Twenty-First Century Fox, Inc.	49,307	1,687,779
VF Corp.	26,935	1,696,905
Whirlpool Corp.	16,947	2,359,361
		9,005,314

Consumer Staples — 5.3%
PepsiCo, Inc.	20,583	1,838,885
Philip Morris International	20,683	1,743,784
		3,582,669

Energy — 6.5%
Cimarex Energy Co.	20,361	2,920,989
EOG Resources, Inc.	12,510	1,461,919
		4,382,908

Financials — 27.5%
American International
Group, Inc.	37,064	2,022,953
Brown & Brown, Inc.	54,380	1,670,010
Citigroup, Inc.	24,137	1,136,853
Endurance Specialty Holdings Ltd.	34,424	1,775,934
Franklin Resources, Inc.^	31,989	1,850,244
iStar Financial, Inc. REIT*	108,803	1,629,869
MetLife, Inc.	25,528	1,418,336
Navigators Group, Inc.*	24,307	1,629,784
Popular, Inc.*	59,937	2,048,646
Willis Group Holdings plc	78,552	3,401,302
		18,583,931

Health Care — 15.6%
Boston Scientific Corp.*	203,263	2,595,669
GlaxoSmithKline plc^	29,282	1,566,001
Pfizer, Inc.^	64,287	1,908,038
Teva Pharmaceutical Industries Ltd., SP ADR^	39,185	2,054,078
Valeant Pharmaceuticals
International, Inc.*	19,613	2,473,591
		10,597,377

Industrials — 9.8%
Dover Corp.	13,062	1,187,989
Hub Group, Inc., Class A*	43,825	2,208,780
Parker Hannifin Corp.	7,804	981,197
United Technologies Corp.^	19,388	2,238,344
		6,616,310

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	13

Diamond Hill Select Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Diamond Hill Long-Short Fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Fair Value

Common Stocks — 94.6% continued
Information Technology — 16.6%
Apple Computer, Inc.^	19,936	$1,852,652
Cisco Systems, Inc.	99,726	2,478,191
International Business
Machines Corp.^	16,414	2,975,366
Juniper Networks, Inc.*	65,421	1,605,431
Microsoft Corp.	56,531	2,357,343
		11,268,983

Total Common Stocks		$64,037,492

Registered Investment Companies — 21.2%
JPMorgan Prime Money Market Fund, 0.04%S	31,458	31,458
State Street Institutional Liquid Reserves Fund, Premier Class, 0.06%S	3,175,000	3,175,000
State Street Navigator Securities Lending Prime Portfolio, 0.14%†S	11,186,369	11,186,369

Total Registered Investment Companies		$14,392,827

Total Investment Securities — 115.8%
(Cost $65,377,330)**		$78,430,319

Net Other Assets (Liabilities) — (15.8%)		(10,715,110)

Net Assets — 100.0%		$67,715,209

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of June 30, 2014, was $10,906,495.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2014.
S	Rate represents the daily yield on June 30, 2014.
**	Represents cost for financial reporting purposes.

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

	Shares	Fair Value

Common Stocks — 80.4%
Consumer Discretionary — 10.6%
Comcast Corp., Class A	1,003,725	$53,879,958
Gannett Co., Inc.	1,398,655	43,791,888
Jarden Corp.*^	653,180	38,766,233
TJX Cos., Inc., The^	856,785	45,538,122
Twenty-First Century Fox, Inc.	822,194	28,143,701
VF Corp.^	1,084,320	68,312,160
Walt Disney Co., The	810,326	69,477,352
Whirlpool Corp.	236,260	32,892,117
		380,801,531

Consumer Staples — 8.2%
General Mills, Inc.^	666,227	35,003,567
Kimberly-Clark Corp.	610,210	67,867,556
PepsiCo, Inc.	678,940	60,656,500
Procter & Gamble Co., The^	1,028,375	80,819,991
Sysco Corp.^	1,295,577	48,519,358
		292,866,972

Energy — 10.7%
Cimarex Energy Co.	631,914	90,654,382
Devon Energy Corp.	1,166,370	92,609,778
EOG Resources, Inc.	995,522	116,336,702
Noble Energy, Inc.	365,259	28,292,962
Occidental Petroleum Corp.	528,608	54,251,039
		382,144,863

Financials — 23.1%
American International Group, Inc.^	1,886,355	102,957,257
Brown & Brown, Inc.	1,754,420	53,878,238
Citigroup, Inc.	1,876,569	88,386,400
Franklin Resources, Inc.^	1,357,850	78,538,044
JPMorgan Chase & Co.^	1,469,890	84,695,062
MetLife, Inc.^	798,475	44,363,271
Morgan Stanley^	1,531,170	49,502,726
PNC Financial Services Group, Inc.^	394,845	35,160,947
Popular, Inc.*	2,725,517	93,158,170
Progressive Corp.	1,222,760	31,009,194
Prudential Financial, Inc.^	496,853	44,105,641
Wells Fargo & Co.^	681,060	35,796,514
Willis Group Holdings plc^	1,990,690	86,196,877
		827,748,341

14	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Fair Value

Common Stocks — 80.4% continued
Health Care — 9.2%
Abbott Laboratories	1,858,130	$75,997,517
Baxter International, Inc.^	505,971	36,581,703
Boston Scientific Corp.*	6,147,073	78,498,123
Medtronic, Inc.^	1,069,182	68,171,044
Pfizer, Inc.^	2,416,690	71,727,359
		330,975,746

Industrials — 8.9%
3M Co.^	395,140	56,599,854
Dover Corp.	680,835	61,921,943
Illinois Tool Works, Inc.^	591,915	51,828,077
Parker Hannifin Corp.	497,560	62,558,219
United Technologies Corp.^	741,835	85,644,851
		318,552,944

Information Technology — 9.7%
Apple Computer, Inc.	721,826	67,079,290
Cisco Systems, Inc.	2,478,925	61,601,286
International Business Machines Corp.^	360,255	65,303,423
Juniper Networks, Inc.*	1,827,355	44,843,292
Microsoft Corp.	1,411,309	58,851,585
Vantiv, Inc., Class A*	1,527,580	51,357,239
		349,036,115

Total Common Stocks		$2,882,126,512

Registered Investment Companies — 21.0%
JPMorgan Prime Money Market Fund, 0.04%S	20,907,419	20,907,419
State Street Institutional Liquid Reserves Fund, Premier Class, 0.06%S	551,181,615	551,181,615

Shares		Fair Value

Registered Investment Companies — 21.0% continued
State Street Navigator Securities Lending Prime Portfolio, 0.14%†S	181,537,422	$181,537,422

Total Registered Investment Companies		$753,626,456

Total Investment Securities — 101.4%
Cost ($2,730,015,952)**		$3,635,752,968

Segregated Cash With Brokers — 21.1%		757,058,380

Securities Sold Short — (18.7)%
(Proceeds $534,429,779)		(671,931,567)

Net Other Assets (Liabilities) — (3.8)%		(136,866,019)

Net Assets — 100.0%		$3,584,013,762

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of June 30, 2014, was $ 176,696,893.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2014.
S	Rate represents the daily yield on June 30, 2014.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Financial Statements

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	15

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

June 30, 2014 (Unaudited)

	Shares	Fair Value

Common Stocks — 18.7%
Consumer Discretionary — 7.1%
Brunswick Corp.	1,643,465	$69,239,180
Gap, Inc., The	810,465	33,691,030
Grand Canyon Education, Inc.*	405,595	18,645,202
Life Time Fitness, Inc.*	754,799	36,788,903
Macy’s, Inc.	917,305	53,222,036
Sonic Corp.*	424,345	9,369,538
Sotheby’s Holdings, Inc.	341,050	14,320,690
Tractor Supply Co.	334,043	20,176,197
		255,452,776

Consumer Staples — 1.9%
Campbell Soup Co.	361,820	16,574,974
Colgate-Palmolive Co.	502,860	34,284,995
Kellogg Co.	252,630	16,597,791
		67,457,760

Financials — 2.6%
BancorpSouth, Inc.	732,265	17,991,751
Cincinnati Financial Corp.	609,315	29,271,493
First American Financial Corp.	526,735	14,637,966
Hanover Insurance Group, Inc.	249,050	15,727,508
Moody’s Corp.	114,325	10,021,730
Rouse Properties, Inc.	476,925	8,160,187
		95,810,635

Health Care — 1.4%
Bristol-Myers Squibb Co.	577,590	28,018,891
Healthcare Services Group	418,510	12,320,934
Intuitive Surgical, Inc.*	23,185	9,547,583
		49,887,408

Industrials — 3.1%
Boeing Co., The	666,090	84,746,630
Kansas City Southern Industries, Inc.	155,700	16,739,307
Navistar International Corp.*	236,580	8,867,018
		110,352,955

Information Technology — 1.2%
Advent Software, Inc.	847,115	27,590,536
Ubiquiti Networks, Inc.*	394,095	17,809,153
		45,399,689

	Shares	Fair Value

Materials — 0.5%
Intrepid Potash, Inc.*	968,840	$16,237,758

Telecommunication Services — 0.9%
AT&T, Inc.	598,235	21,153,589
Level 3 Communications, Inc.*	231,815	10,178,997
		31,332,586

Total Securities Sold Short — 18.7%
(Proceeds $534,429,779)		$671,931,567

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at June 30, 2014.

See accompanying Notes to Financial Statements

16	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Research Opportunities Fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Fair Value

Common Stocks — 80.9%
Consumer Discretionary — 12.4%
Aaron’s, Inc.	9,274	$330,525
Comcast Corp., Class A	6,625	355,630
Dollar General Corp.*	8,045	461,461
Dolphin Capital Investors Ltd. GB*	900,000	564,584
Gannett Co., Inc.	14,240	445,854
Groupon, Inc.*^	51,025	337,786
Jarden Corp.*	15,200	902,120
LVMH Moet Hennessy Louis Vuitton SA FR	2,300	443,798
Ross Stores, Inc.^	4,670	308,827
Staples, Inc.^	43,230	468,614
Steiner Leisure Ltd.*	15,531	672,337
TJX Cos., Inc., The^	8,056	428,176
Twenty-First Century Fox, Inc.	13,095	448,242
Vail Resorts, Inc.	10,300	794,954
VF Corp.^	15,200	957,600
Whirlpool Corp.	8,000	1,113,760
		9,034,268

Consumer Staples — 5.8%
B&G Foods, Inc.	45,165	1,476,443
Coty, Inc.	35,500	608,115
Philip Morris International	5,000	421,550
Post Holdings, Inc.*	26,298	1,338,831
Tesco plc	31,635	463,453
		4,308,392

Energy — 2.8%
Cimarex Energy Co.	10,250	1,470,465
Whiting Petroleum Corp.*	6,750	541,688
		2,012,153

Financials — 21.0%
American International Group, Inc.^	18,910	1,032,108
Ashmore Group plc	95,005	599,776
Brown & Brown, Inc.	35,350	1,085,599
Endurance Specialty Holdings Ltd.	13,930	718,649
Fortress Investment Group LLC, Class A	173,786	1,292,968
Franklin Resources, Inc.^	13,945	806,579
iStar Financial, Inc. REIT*	92,700	1,388,646
MetLife, Inc.	8,655	480,872
Nationstar Mortgage Holdings, Inc.*	14,000	508,200
Navigators Group, Inc.*	26,435	1,772,466
Popular, Inc.*	62,955	2,151,802

	Shares	Fair Value

Financials — 21.0% continued
Scor SA	7,930	$273,035
Willis Group Holdings plc	57,005	2,468,317
Winthrop Realty Trust REIT	42,500	652,375
		15,231,392

Health Care — 14.7%
Alere, Inc.*	35,467	1,327,175
Boston Scientific Corp.*	119,999	1,532,386
Catamaran Corp.*	18,825	831,311
Express Scripts Holding Co.*^	11,400	790,362
GlaxoSmithKline plc^	14,902	796,959
Ipsen SA	10,975	496,096
LifePoint Hospitals, Inc.*	8,130	504,873
Natus Medical, Inc.*	30,000	754,200
Orthofix International NV*	18,032	653,660
Teva Pharmaceutical Industries Ltd., SP ADR^	8,600	450,812
UnitedHealth Group, Inc.^	5,430	443,903
Universal American Financial Corp.	80,550	670,982
Valeant Pharmaceuticals International, Inc.*	11,125	1,403,085
		10,655,804

Industrials — 8.4%
Aircastle Ltd.	43,155	766,864
Corrections Corp. of America	8,600	282,510
Hub Group, Inc., Class A*	36,400	1,834,560
Kennametal, Inc.	22,300	1,032,044
Parker Hannifin Corp.	8,300	1,043,559
United Technologies Corp.	8,800	1,015,960
Xpo Logistics, Inc.*^	6,390	182,882
		6,158,379

Information Technology — 15.8%
Apple Computer, Inc.^	9,975	926,977
Cisco Systems, Inc.^	70,444	1,750,534
International Business Machines Corp.	15,167	2,749,322
Juniper Networks, Inc.*	65,250	1,601,235
Linear Technology Corp.	19,083	898,237
Microsoft Corp.	66,610	2,777,637
Rovi Corp.*	13,605	325,976
Samsung Electronics Co., Ltd.	310	404,884
		11,434,802

Total Common Stocks		$58,835,190

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	17

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Diamond Hill Research Opportunities Fund

Schedule of Investments Sold Short

June 30, 2014 (Unaudited)

	Shares	Fair Value

Common Stocks — 80.9% continued
Registered Investment Company — 22.7%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.06%S	12,503,325	$12,503,325
State Street Navigator Securities Lending Prime Portfolio, 0.14%†S	3,959,216	3,959,216

Total Registered Investment Companies		$16,462,541

Total Investment Securities — 103.6%
Cost ($64,137,689)**		$75,297,731

Segregated Cash With Brokers — 9.6%		6,975,598

Securities Sold Short — (9.4)%
(Proceeds $6,165,788)		(6,903,675)

Net Other Assets (Liabilities) — (3.8)%		(2,693,923)

Net Assets — 100.0%		$72,675,731

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of June 30, 2014, was $3,869,853.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2014.
S	Rate represents the daily yield on June 30, 2014.
**	Represents cost for financial reporting purposes.

GB – British Security

FR – French Security

REIT – Real Estate Investment Trust

ADR – American Depositary Receipt

See accompanying Notes to Financial Statements

	Shares	Fair Value

Common Stocks — 9.4%
Consumer Discretionary — 2.4%
Brunswick Corp.	900	$37,917
Gap, Inc., The	6,145	255,448
Grand Canyon Education, Inc.*	7,638	351,119
Life Time Fitness, Inc.*	7,391	360,237
Macy’s, Inc.	5,101	295,960
Sonic Corp.*	8,200	181,056
Sotheby’s Holdings, Inc.	5,511	231,407
		1,713,144

Financials — 2.9%
BancorpSouth, Inc.	17,000	417,690
Cincinnati Financial Corp.	11,745	564,230
First American Financial Corp.	16,535	459,508
Hanover Insurance Group, Inc.	9,555	603,397
Rouse Properties, Inc.	4,880	83,497
		2,128,322

Health Care — 0.8%
Bristol-Myers Squibb Co.	6,134	297,560
Healthcare Services Group	4,500	132,480
Intuitive Surgical, Inc.*	350	144,130
		574,170

Industrials — 1.0%
Boeing Co., The	3,600	458,028
Kansas City Southern Industries, Inc.	1,600	172,016
Navistar International Corp.*	3,900	146,172
		776,216

Information Technology — 2.0%
Advent Software, Inc.	17,674	575,642
Ubiquiti Networks, Inc.*	19,950	901,541
		1,477,183

Materials — 0.3%
Intrepid Potash, Inc.*	14,000	234,640

Total Securities Sold Short — 9.4%
(Proceeds $6,165,788)		$6,903,675

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at June 30, 2014.

See accompanying Notes to Financial Statements

18	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Financial Long-Short Fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Fair Value

Common Stocks — 87.1%
Banking Services — 32.5%
Bank of Marin Bancorp^	7,395	$337,138
Bridge Bancorp, Inc.^	6,510	156,175
Capital City Bank Group, Inc.	14,045	204,074
Citigroup, Inc.	33,060	1,557,126
First Horizon National Corp.	41,825	496,045
First Niagara Financial Group, Inc.	20,535	179,476
First of Long Island Corp., The	5,630	220,020
First Republic Bank	6,360	349,736
JPMorgan Chase & Co.	23,605	1,360,120
KeyCorp^	13,575	194,530
National Penn Bancshares, Inc.	31,930	337,819
PNC Financial Services Group, Inc.	6,119	544,897
Popular, Inc.*	50,750	1,734,633
State Bank Financial Corp.	16,390	277,155
Sterling Bancorp	14,673	176,076
SunTrust Banks, Inc.^	7,417	297,125
Wells Fargo & Co.	10,486	551,144
		8,973,289

Capital Markets — 11.5%
Fortress Investment Group LLC, Class A	155,700	1,158,408
Franklin Resources, Inc.^	19,915	1,151,884
Morgan Stanley	26,380	852,865
		3,163,157

Consumer Financial Services — 1.2%
Capital One Financial Corp.	4,125	340,725

Financial Services — 0.8%
Bank of New York Mellon Corp., The^	5,679	212,849

Insurance — 32.5%
ACE Ltd.^	3,080	319,396
American Equity Investment Life Holding Co.	19,070	469,122
American International Group, Inc.	30,265	1,651,864
Brown & Brown, Inc.	27,005	829,324
Endurance Specialty Holdings Ltd.	10,085	520,285
Enstar Group Ltd.*	3,065	461,987
Greenlight Capital Re Ltd., Class A*	9,315	306,836
HCC Insurance Holdings, Inc.	4,875	238,583

	Shares	Fair Value

Insurance — 32.5% continued
Infinity Property & Casualty Corp.	2,205	$148,242
MetLife, Inc.	12,655	703,112
Navigators Group, Inc.*	10,355	694,303
Progressive Corp.	12,790	324,354
Prudential Financial, Inc.	7,900	701,283
Reinsurance Group of America	3,285	259,187
Willis Group Holdings plc	30,765	1,332,125
		8,960,003

IT Services — 2.1%
Vantiv, Inc., Class A*	17,465	587,173

REITs & Real Estate Management — 5.0%
iStar Financial, Inc. REIT*	79,273	1,187,510
Winthrop Realty Trust REIT	13,337	204,723
		1,392,233

Thrifts & Mortgage Finance — 1.5%
Nationstar Mortgage Holdings, Inc.*^	11,105	403,112

Total Common Stocks		$24,032,541

Registered Investment Company — 19.8%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.06%S	2,826,703	$2,826,703
State Street Navigator Securities Lending Prime Portfolio, 0.14%†S	2,630,168	2,630,168

Total Registered Investment Companies		$5,456,871

Total Investment Securities — 106.9%
(Cost $24,112,811)**		$29,489,412

Segregated Cash With Brokers — 10.8%		2,988,196

Securities Sold Short — (9.4)%
(Proceeds $2,237,880)		(2,592,565)

Net Other Assets (Liabilities) — (8.3)%		(2,299,689)

Net Assets — 100.0%		$27,585,354

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	19

Diamond Hill Financial Long-Short Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Diamond Hill Financial Long-Short Fund

Schedule of Investments Sold Short

June 30, 2014 (Unaudited)

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of June 30, 2014, was $2,589,277.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2014.
S	Rate represents the daily yield on June 30, 2014.
**	Represents cost for financial reporting purposes.

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

	Shares	Fair Value

Common Stocks — 9.4%
Banking Services — 3.0%
BancorpSouth, Inc.	17,230	$423,341
Bank of The Ozarks, Inc.	8,270	276,632
Home Bancshares, Inc.	4,060	133,249
		833,222

Financial Services — 0.8%
Moody’s Corp.	2,415	211,699

Insurance — 4.8%
Cincinnati Financial Corp.	11,190	537,566
First American Financial Corp.	13,835	384,475
Hanover Insurance Group, Inc.	6,425	405,739
		1,327,780

REITs & Real Estate Management — 0.8%
Rouse Properties, Inc.	12,850	219,864

Total Securities Sold Short — 9.4%
(Proceeds $2,237,880)		$2,592,565

Percentages disclosed are based on total net assets of the Fund at June 30, 2014.

See accompanying Notes to Financial Statements

20	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Strategic Income Fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares/ Par Value	Fair Value

Collateralized Debt Obligations — 0.4%
Alesco Preferred Funding Ltd., Class PPNE, 3/23/35#*	$336,608	$95,876
Alesco Preferred Funding VI, Class PNN, 3/23/35#*	621,631	185,756
Fort Sheridan ABS CDO Ltd., Class PPN2, 11/5/41#*	611,948	209,353
Taberna Preferred Funding Ltd., Class PPN2, 7/5/35#*	1,175,564	350,836

Total Collateralized Debt Obligations		$841,821

Corporate Bonds — 91.2%
Consumer Discretionary — 18.5%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 4.88%, 11/15/17^	$5,304,000	5,516,159
Expedia, Inc., 5.95%, 8/15/20^	4,600,000	5,203,828
Goodyear Tire & Rubber Co., The, 8.25%, 8/15/20	2,900,000	3,182,750
Goodyear Tire & Rubber Co., The, 8.75%, 8/15/20	3,957,000	4,689,045
Jarden Corp., 6.13%, 11/15/22	2,614,000	2,774,108
Live Nation Entertainment, 7.00%, 9/1/20††	5,254,000	5,753,129
QVC, Inc., 3.13%, 4/1/19^	4,275,000	4,347,094
Tenneco, Inc., 6.88%, 12/15/20	4,436,000	4,829,695
Vail Resorts, Inc., 6.50%, 5/1/19	3,543,000	3,724,579
		40,020,387

Consumer Staples — 2.1%
Post Holdings, Inc., 7.38%, 2/15/22	4,295,000	4,649,338

Energy — 6.9%
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	2,730,000	2,996,175

	Shares/ Par Value	Fair Value

Energy — 6.9% continued
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18	$4,150,000	$4,373,063
Cimarex Energy Co., 5.88%, 5/1/22	2,025,000	2,237,625
Diamondback Energy, Inc., 7.63%, 10/1/21^††	4,796,000	5,275,600
		14,882,463

Financials — 26.3%
CNA Financial Corp., 6.50%, 8/15/16	2,165,000	2,411,238
Cogent Communications Finance, Inc., 5.63%, 4/15/21	4,750,000	4,714,375
Discover Financial Services, 6.45%, 6/12/17	2,700,000	3,070,867
First Horizon National Corp., 5.38%, 12/15/15	3,000,000	3,173,412
First Tennessee Bank NA, 5.05%, 1/15/15	1,150,000	1,175,550
iStar Financial, Inc., 4.88%, 7/1/18	4,725,000	4,736,812
iStar Financial, Inc., Series B, 9.00%, 6/1/17	3,605,000	4,163,775
MGIC Investment Corp., 5.38%, 11/1/15	2,105,000	2,194,463
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 8/1/18	6,540,000	6,719,849
Popular, Inc., 7.00%, 7/1/19	4,000,000	4,060,000
Radian Group, Inc., 9.00%, 6/15/17	4,840,000	5,566,000
Regions Financial Corp., 5.75%, 6/15/15	4,000,000	4,180,679
Symetra Financial Corp., 6.13%, 4/1/16††	4,750,000	5,097,520
Synovus Financial Corp., 7.88%, 2/15/19	1,775,000	2,032,375
Synovus Financial Corp., 5.13%, 6/15/17	3,350,000	3,492,375
		56,789,290

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	21

Diamond Hill Strategic Income Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares/ Par Value	Fair Value

Corporate Bonds — 91.2% continued
Health Care — 13.6%
Biomet, Inc., 6.50%, 10/1/20	$5,792,000	$6,182,960
DaVita, Inc., 6.63%, 11/1/20	5,184,000	5,508,000
HealthSouth Corp., 7.75%, 9/15/22	2,747,000	2,997,664
HealthSouth Corp., 7.25%, 10/1/18	3,439,000	3,593,755
Hospira, Inc., 5.20%, 8/12/20	4,175,000	4,568,803
Valeant Pharmaceuticals International, 6.38%, 10/15/20††	4,000,000	4,250,000
Warner Chilcott Co. LLC, 7.75%, 9/15/18	2,335,000	2,454,762
		29,555,944

Industrials — 12.6%
Continental Airlines, Inc., 6.75%, 9/15/15††	6,525,000	6,582,094
United Continental Holdings, Inc., 6.38%, 6/1/18	5,392,000	5,823,360
United Rentals North America, 7.38%, 5/15/20^	6,733,000	7,439,964
US Airways Group, Inc., 6.13%, 6/1/18^	6,970,000	7,362,063
		27,207,481

Information Technology — 2.4%
KLA-Tencor Corp., 6.90%, 5/1/18	4,478,000	5,268,054

Materials — 3.4%
Owens-Illinois, Inc., 7.80%, 5/15/18	6,321,000	7,379,768

Telecommunication Services — 3.5%
Level 3 Financing, Inc., 8.13%, 7/1/19	6,957,000	7,591,826

Utilities — 1.9%
Source Gas LLC, 5.90%, 4/1/17††	4,000,000	4,213,816

Total Corporate Bonds		$197,558,367

	Shares/ Par Value	Fair Value

Registered Investment Companies — 15.8%
JPMorgan Prime Money Market Fund, 0.04%S	$2,121,271	$2,121,271
State Street Institutional Liquid Reserves Fund, Premier Class,0.06%S	17,846,206	17,846,206
State Street Navigator Securities Lending Prime Portfolio, 0.14%†S	14,366,588	14,366,588

Total Registered Investment Companies		34,334,065

Total Investment Securities — 107.4%
(Cost $227,333,201)**		$232,734,253

Net Other Assets (Liabilities) — (7.4)%		(16,058,957)

Net Assets —100.0%		$216,675,296

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
††	Restricted securities not registered under the Securities Act of 1933 and deemed liquid based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Continental Airlines, Inc.	December-11	$6,383,875	$6,582,094	3.0%
Diamondback Energy, Inc.	September-13	4,994,577	5,275,600	2.4%
Live Nation Entertainment	February-14	5,760,945	5,753,129	2.7%
Source Gas LLC	March-10	3,840,000	4,213,816	1.9%
Symetra Financial Corp.	February-11	4,973,773	5,097,520	2.4%
Valeant Pharmaceuticals International	July-12	4,340,000	4,250,000	2.0%

		$30,293,170	$31,172,159	14.4%

22	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Strategic Income Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

#	Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by management:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd., Series 6A, Class PPNE	March-05	$336,608	$95,876	0.0%
Alesco Preferred Funding VI, Class PNN	December-04	621,631	185,756	0.1%
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2	March-05	509,448	209,353	0.1%
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2	March-05	1,035,359	350,836	0.2%

		$2,503,046	$841,821	0.4%

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of June 30, 2014, was $14,012,622.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2014.
S	Rate represents the daily yield on June 30, 2014.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	23

Diamond Hill Funds

Tabular Presentation of Schedules of Investments

June 30, 2014

Diamond Hill Small Cap Fund
Small Cap Fund Sector Allocation	% of Net Assets
Financials	27.0%
Industrials	16.9%
Energy	10.8%
Consumer Discretionary	9.6%
Health Care	5.9%
Information Technology	4.3%
Consumer Staples	4.1%
Utilities	3.0%
Cash and Cash Equivalents	28.3%
Other
Net Other Assets (Liabilities)	-9.9%

100%

Russell 2000 Index Sector Allocation	% of Index
Financials	22.9%
Industrials	14.6%
Energy	5.5%
Consumer Discretionary	13.3%
Health Care	13.3%
Information Technology	17.1%
Consumer Staples	3.1%
Utilities	3.6%
Materials	5.5%
Telecom	0.9%
Other	0.2%

100%

Diamond Hill Small-Mid Cap Fund
Small-Mid Cap Fund Sector Allocation	% of Net Assets
Financials	29.0%
Consumer Staples	12.4%
Industrials	11.5%
Health Care	10.7%
Consumer Discretionary	10.3%
Energy	9.5%
Information Technology	5.5%
Utilities	2.9%
Cash and Cash Equivalents	15.5%
Other
Net Other Assets (Liabilities)	-7.3%

100%

Russell 2500 Index Sector Allocation	% of Index
Financials	22.4%
Consumer Staples	3.0%
Industrials	16.4%
Health Care	11.1%
Consumer Discretionary	14.0%
Energy	5.6%
Information Technology	14.9%
Utilities	4.7%
Materials	7.1%
Telecom	0.9%
Other	0.1%

100%

24	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Funds

Tabular Presentation of Schedules of Investments (Continued)

June 30, 2014

Diamond Hill Mid Cap Fund
Mid Cap Fund Sector Allocation	% of Net Assets
Financials	29.2%
Consumer Staples	13.6%
Industrials	11.6%
Energy	10.8%
Consumer Discretionary	10.8%
Health Care	9.1%
Information Technology	5.7%
Utilities	3.1%
Cash and Cash Equivalents	11.6%
Other
Net Other Assets (Liabilities)	-5.5%

100%

Russell Midcap Index Sector Allocation	% of Index
Financials	19.9%
Consumer Staples	5.6%
Industrials	13.2%
Energy	6.2%
Consumer Discretionary	16.5%
Health Care	10.8%
Information Technology	14.3%
Utilities	6.6%
Materials	6.0%
Telecom	1.0%

100%

Diamond Hill Large Cap Fund
Large Cap Fund Sector Allocation	% of Net Assets
Financials	25.5%
Health Care	13.1%
Consumer Discretionary	12.9%
Consumer Staples	11.9%
Energy	11.8%
Industrials	10.9%
Information Technology	10.8%
Materials	1.0%
Cash and Cash Equivalents	7.9%
Other
Net Other Assets (Liabilities)	-5.8%

100%

Russell 1000 Index Sector Allocation	% of Index
Financials	16.7%
Health Care	13.0%
Consumer Discretionary	12.9%
Consumer Staples	8.1%
Energy	9.9%
Industrials	11.4%
Information Technology	18.4%
Materials	3.9%
Utilities	3.4%
Telecom	2.4%

100%

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	25

Diamond Hill Funds

Tabular Presentation of Schedules of Investments (Continued)

June 30, 2014

Diamond Hill Select Fund
Select Fund Sector Allocation	% of Net Assets
Financials	27.5%
Information Technology	16.6%
Health Care	15.6%
Consumer Discretionary	13.3%
Industrials	9.8%
Energy	6.5%
Consumer Staples	5.3%
Cash and Cash Equivalents	21.2%
Other
Net Other Assets (Liabilities)	-15.8%

100%

Russell 3000 Index Sector Allocation	% of Index
Financials	17.2%
Information Technology	18.2%
Health Care	13.0%
Consumer Discretionary	13.0%
Industrials	11.6%
Energy	9.6%
Consumer Staples	7.7%
Materials	4.0%
Utilities	3.4%
Telecom	2.3%

100%

Diamond Hill Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Financials	23.1%
Energy	10.7%
Consumer Discretionary	10.6%
Information Technology	9.8%
Health Care	9.2%
Industrials	8.9%
Consumer Staples	8.3%
Cash and Cash Equivalents	21.0%

Short Portfolio Sector Allocation	% of Net Assets
Materials	-0.5%
Telecommunication Services	-0.9%
Information Technology	-1.3%
Health Care	-1.4%
Consumer Staples	-2.0%
Financials	-2.6%
Industrials	-3.1%
Consumer Discretionary	-7.1%
Other
Segregated Cash With Brokers	21.1%
Net Other Assets (Liabilities)	-3.8%

100%

Russell 1000 Index Sector Allocation	% of Index
Financials	16.7%
Energy	9.9%
Consumer Discretionary	12.9%
Information Technology	18.4%
Health Care	13.0%
Industrials	11.4%
Consumer Staples	8.1%
Telecom	2.4%
Materials	3.9%
Utilities	3.4%

100%

26	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Funds

Tabular Presentation of Schedules of Investments (Continued)

June 30, 2014

Diamond Hill Research Opportunities Fund
Long Portfolio Sector Allocation	% of Net Assets
Financials	21.0%
Information Technology	15.8%
Health Care	14.7%
Consumer Discretionary	12.4%
Industrials	8.4%
Consumer Staples	5.8%
Energy	2.8%
Cash and Cash Equivalents	22.7%

Short Portfolio Sector Allocation	% of Net Assets
Materials	-0.3%
Health Care	-0.8%
Industrials	-1.0%
Information Technology	-2.0%
Consumer Discretionary	-2.4%
Financials	-2.9%
Other
Segregated Cash With Brokers	9.6%
Net Other Assets (Liabilities)	-3.8%

100%

Russell 3000 Index Sector Allocation	% of Index
Financials	17.2%
Information Technology	18.2%
Health Care	13.0%
Consumer Discretionary	13.0%
Industrials	11.6%
Consumer Staples	7.7%
Energy	9.6%
Materials	4.0%
Utilities	3.4%
Telecom	2.3%

100%

Diamond Hill Financial Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Banking Services	32.5%
Insurance	32.5%
Capital Markets	11.5%
REITs & Real Estate Management	5.0%
IT Services	2.1%
Thrifts & Mortgage Finance	1.5%
Consumer Financial Services	1.2%
Financial Services	0.8%
Cash and Cash Equivalents	19.8%

Short Portfolio Sector Allocation	% of Net Assets
Financial Services	-0.8%
REITs & Real Estate Management	-0.8%
Banking Services	-3.0%
Insurance	-4.8%
Other
Segregated Cash With Brokers	10.8%
Net Other Assets (Liabilities)	-8.3%

100%

S&P Composite 1500 Financials Index Sector Allocation	% of Index
Banking Services	35.0%
Insurance	18.0%
Capital Markets	12.6%
REITs & Real Estate Management	17.9%
Financial Services	10.9%
Consumer Financial Services	5.5%

100%

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	27

Diamond Hill Funds

Tabular Presentation of Schedules of Investments (Continued)

June 30, 2014

Diamond Hill Strategic Income Fund
Strategic Income Fund Sector Allocation	% of Net Assets
Financials	26.3%
Consumer Discretionary	18.5%
Health Care	13.6%
Industrials	12.6%
Energy	6.9%
Telecommunication Services	3.5%
Materials	3.4%
Information Technology	2.4%
Consumer Staples	2.1%
Utilities	1.9%
Other	0.4%
Cash and Cash Equivalents	15.8%
Other
Net Other Assets (Liabilities)	-7.4%

100%

28	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

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DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	29

Diamond Hill Funds

Statements of Assets & Liabilities

June 30, 2014 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Assets
Total investment securities, at cost	$1,151,207,707	$444,666,447	$12,931,924
Investment securities, at fair value — including $134,534,587, $35,899,859, $521,275, $139,362,595, $10,906,495, $176,696,893, $3,869,853, $2,589,277 and $14,012,622 of securities loaned	$1,552,318,292	$516,261,844	$13,573,352
Cash	—	—	—
Deposits with brokers for securities sold short	—	—	—
Receivable for fund shares issued	1,362,654	5,462,064	25,000
Receivable for dividends and interest	1,305,313	603,964	14,612
Receivable for investments sold	—	1,276,353	21,585
Total Assets	1,554,986,259	523,604,225	13,634,549

Liabilities
Securities sold short, at fair value (proceeds $—, $—, $—, $—, $—, $534,429,779, $6,165,188, $2,237,880 and $—)	—	—	—
Cash overdraft	—	—	—
Payable for securities purchased	1,685,324	5,601,043	228,992
Payable for expenses and fees on securities sold short	—	—	—
Payable for fund shares redeemed	2,856,787	216,240	—
Payable for return of collateral received	137,192,511	36,431,533	536,486
Payable to Investment Adviser	910,355	275,008	6,259
Payable to Administrator	265,666	74,892	1,073
Accrued distribution and service fees	164,775	36,491	131
Payable to accountant and custodian	4,538	790	18
Total Liabilities	143,079,956	42,635,997	772,959

Net Assets	$1,411,906,303	$480,968,228	$12,861,590

Components of Net Assets
Paid-in capital	$946,804,741	$382,261,896	$12,055,024
Accumulated net investment income (loss)	(1,732,985)	652,576	42,881
Accumulated net realized gains (losses) from investment transactions	65,723,962	26,458,359	122,257
Net unrealized appreciation (depreciation) on investments	401,110,585	71,595,397	641,428
Net Assets	$1,411,906,303	$480,968,228	$12,861,590

Net Assets
Class A Shares	$615,072,271	$107,875,313	$614,184
Class C Shares	$51,466,171	$23,256,885	$21,601
Class I Shares	$592,207,011	$213,127,848	$1,268,354
Class Y Shares	$153,160,850	$136,708,182	$10,957,451

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Class A Shares	17,377,412	5,659,780	57,286
Class C Shares	1,607,753	1,292,877	2,021
Class I Shares	16,518,366	11,085,882	118,048
Class Y Shares	4,269,474	7,102,578	1,019,623

Net Asset Value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$35.39	$19.06	$10.72
Class C Shares(A)	$32.01	$17.99	$10.69
Class I Shares	$35.85	$19.23	$10.74
Class Y Shares	$35.87	$19.25	$10.75

Maximum Offering Price
Maximum sales charge — Class A Shares	5.00%	5.00%	5.00%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearestcent) per share — Class A Shares	$37.25	$20.06	$11.28

(A)	Redemption price per share varies based upon holding period.

See accompanying Notes to Financial Statements.

30	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Large Cap Fund	Select Fund	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Strategic Income Fund

$2,344,693,084	$65,377,330	$2,730,015,952	$64,137,689	$24,112,811	$227,333,201
$3,171,567,819	$78,430,319	$3,635,752,968	$75,297,731	$29,489,412	$232,734,253
—	1,924	13,006,899	—	68,215	—
—	—	757,058,381	6,975,598	2,988,196	—
2,737,872	101,742	13,081,687	492,544	60,286	53,069
2,639,185	69,882	2,689,019	92,022	18,565	2,784,772
15,293,199	865,741	25,766,068	1,053,140	227,293	—
3,192,238,075	79,469,608	4,447,355,022	83,911,035	32,851,967	235,572,094

—	—	671,931,567	6,903,675	2,592,565	—
—	—	—	20,256	—	282
48,606,834	505,080	2,563,013	266,604	—	4,095,000
—	—	838,326	10,357	6,837	—
2,156,837	270	2,861,012	883	4,883	271,257
142,804,377	11,186,370	181,537,422	3,959,215	2,630,168	14,366,588
1,336,761	40,476	2,591,268	59,572	22,281	88,901
571,602	13,368	691,839	12,811	5,570	42,587
291,780	8,776	296,400	1,931	4,309	31,733
5,278	59	30,413	—	—	450
195,773,469	11,754,399	863,341,260	11,235,304	5,266,613	18,896,798

$2,996,464,606	$67,715,209	$3,584,013,762	$72,675,731	$27,585,354	$216,675,296

$2,083,107,462	$44,515,154	$3,055,112,352	$57,696,379	$32,618,766	$225,646,279
19,073,612	495,514	(2,949,989)	(98,725)	(31,002)	106,659
67,408,797	9,651,552	(236,383,829)	4,655,922	(10,024,326)	(14,478,694)
826,874,735	13,052,989	768,235,228	10,422,155	5,021,916	5,401,052
$2,996,464,606	$67,715,209	$3,584,013,762	$72,675,731	$27,585,354	$216,675,296

$1,147,579,972	$12,522,469	$760,468,341	$9,163,517	$12,925,718	$45,590,558
$72,311,549	$7,612,521	$151,933,320	$579,629	$2,171,456	$26,525,875
$1,486,732,754	$38,636,917	$2,424,324,671	$45,850,035	$12,488,180	$129,434,300
$289,840,331	$8,943,302	$247,287,430	$17,082,550	$—	$15,124,563

50,443,352	902,341	32,328,795	381,489	688,171	4,057,807
3,315,747	565,083	6,989,021	24,577	123,692	2,364,679
64,983,072	2,786,321	101,722,378	1,900,426	665,077	11,543,865
12,657,406	643,777	10,368,236	706,797	—	1,349,495

$22.75	$13.88	$23.52	$24.02	$18.78	$11.24
$21.81	$13.47	$21.74	$23.58	$17.56	$11.22
$22.88	$13.87	$23.83	$24.13	$18.78	$11.21
$22.90	$13.89	$23.85	$24.17	$—	$11.21

5.00%	5.00%	5.00%	5.00%	5.00%	3.50%
$23.95	$14.61	$24.76	$25.28	$19.77	$11.65

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	31

Diamond Hill Funds

Statements of Operations

For the period ended June 30, 2014 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Investment Income
Dividends	$6,110,286	$2,521,837	$82,574	$27,847,692
Securities lending income	217,201	90,022	—	5,107
Total Investment Income	6,327,487	2,611,859	82,574	27,852,799

Expenses
Investment advisory fees	5,202,311	1,425,258	33,849	7,425,666
Administration fees	1,528,430	386,056	5,409	3,157,590
Distribution fees — Class A	717,137	87,652	220	1,231,961
Distribution and service fees — Class C	236,021	102,897	94	307,307
Accounting and custody fees	15,388	4,670	121	31,843
Total Expenses	7,699,287	2,006,533	39,693	12,154,367

Net Investment Income (Loss)	(1,371,800)	605,326	42,881	15,698,432

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on security sales	58,388,043	21,364,121	122,257	43,220,646
Net change in unrealized appreciation (depreciation) on investments	50,409,191	8,365,269	641,428	109,826,437
Net Realized and Unrealized Gains (Losses) on Investments	108,797,234	29,729,390	763,685	153,047,083

Change in Net Assets from Operations	$107,425,434	$30,334,716	$806,566	$168,745,515

See accompanying Notes to Financial Statements.

32	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Funds

Statements of Operations

For the period ended June 30, 2014 (Unaudited)

	Select Fund	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Strategic Income Fund
Investment Income
Dividends	$610,482	$24,108,508	$452,928	$212,811	$1,867
Interest	—	—	—	—	5,566,085
Securities lending income	338	4,921	11,297	9,138	7,491
Foreign taxes withheld	—	—	(9,627)	—	—
Total Investment Income	610,820	24,113,429	454,598	221,949	5,575,443

Expenses
Investment advisory fees	254,375	14,356,810	353,278	133,655	516,307
Administration fees	85,000	3,847,397	76,336	33,414	248,660
Distribution fees — Class A	13,385	1,062,783	10,330	16,294	56,917
Distribution and service fees — Class C	33,519	687,573	2,704	11,720	131,558
Accounting and custody fees	909	37,682	904	411	2,928
Expenses and fees on securities sold short	—	7,071,173	80,929	30,438	—
Total Expenses	387,188	27,063,418	524,481	225,932	956,370

Net Investment Income (Loss)	223,632	(2,949,989)	(69,883)	(3,983)	4,619,073

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on security sales	8,369,282	88,717,540	3,456,316	953,994	(32,865)
Net realized gains (losses) on closed short positions	—	—	(368,247)	—	—
Net change in unrealized appreciation (depreciation) on investments	(3,581,257)	101,456,861	698,207	(75,509)	987,303
Net Realized and Unrealized Gains (Losses) on Investments	4,788,025	190,174,401	3,786,276	878,485	954,438

Change in Net Assets from Operations	$5,011,657	$187,224,412	$3,716,393	$874,502	$5,573,511

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	33

Diamond Hill Funds

Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013	For the six months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013
From Operations
Net investment income (loss)	$(1,371,800)	$879,674	$605,326	$1,062,307
Net realized gains (losses) on security sales	58,388,043	95,774,634	21,364,121	20,192,524
Net change in unrealized appreciation (depreciation) on investments	50,409,191	234,355,040	8,365,269	47,504,291
Change in Net Assets from Operations	107,425,434	331,009,348	30,334,716	68,759,122

Distributions to Shareholders
From net investment income:
Class A	—	(533,519)	—	(115,412)
Class C	—	—	—	—
Class I	—	(1,791,199)	—	(478,883)
Class Y	—	(444,562)	—	(441,840)
From net realized gains on investments
Class A	—	(34,347,875)	—	(2,423,480)
Class C	—	(3,002,406)	—	(817,146)
Class I	—	(32,082,848)	—	(5,974,114)
Class Y	—	(5,666,701)	—	(4,110,398)
Change in Net Assets from Distributions to Shareholders	—	(77,869,110)	—	(14,361,273)
Change in net assets from capital transactions	34,968,559	234,171,643	114,891,541	168,113,682

Total Change in Net Assets	142,393,993	487,311,881	145,226,257	222,511,531

Net Assets:
Beginning of period	1,269,512,310	782,200,429	335,741,971	113,230,440
End of period	$1,411,906,303	$1,269,512,310	$480,968,228	$335,741,971
Accumulated Net Investment Income (Loss)	$(1,733,636)	$(361,185)	$652,456	$47,250

See accompanying Notes to Financial Statements.

34	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Funds

Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013	For the six months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013
Capital Transactions:
Class A
Proceeds from shares sold	$87,435,458	$165,177,369	$54,782,783	$38,242,590
Reinvested distributions	—	30,242,858	—	2,421,734
Payments for shares redeemed	(90,007,406)	(138,668,826)	(14,054,813)	(7,936,194)
Change in Net Assets from Class A Share Transactions	(2,571,948)	56,751,401	40,727,970	32,728,130
Class C
Proceeds from shares sold	4,183,460	9,707,889	3,644,890	7,652,948
Reinvested distributions	—	2,629,701	—	662,650
Payments for shares redeemed	(2,898,650)	(4,847,800)	(1,091,232)	(1,866,100)
Change in Net Assets from Class C Share Transactions	1,284,810	7,489,790	2,553,658	6,449,498
Class I
Proceeds from shares sold	107,450,337	225,280,544	63,819,940	83,551,819
Reinvested distributions	—	28,099,503	—	6,179,065
Payments for shares redeemed	(111,982,595)	(101,483,831)	(13,485,190)	(18,344,466)
Change in Net Assets from Class I Share Transactions	(4,532,258)	151,896,216	50,334,750	71,386,418
Class Y
Proceeds from shares sold	54,288,273	33,561,017	32,264,257	64,314,644
Reinvested distributions	—	3,773,497	—	3,290,464
Payments for shares redeemed	(13,500,318)	(19,300,278)	(10,989,094)	(10,055,472)
Change in Net Assets from Class Y Share Transactions	40,787,955	18,034,236	21,275,163	57,549,636
Change in net assets from capital transactions:	$34,968,559	$234,171,643	$114,891,541	$168,113,682
Share Transactions:
Class A
Issued	2,633,376	5,415,775	2,981,136	2,330,744
Reinvested	—	945,435	—	140,712
Redeemed	(2,714,172)	(4,550,379)	(792,797)	(493,468)
Change in shares outstanding	(80,796)	1,810,831	2,188,339	1,977,988
Class C
Issued	139,112	345,369	215,044	488,475
Reinvested	—	90,648	—	40,754
Redeemed	(96,305)	(175,434)	(64,084)	(118,701)
Change in shares outstanding	42,807	260,583	150,960	410,528
Class I
Issued	3,216,033	7,187,816	3,499,492	5,033,134
Reinvested	—	866,046	—	355,716
Redeemed	(3,341,415)	(3,248,208)	(749,359)	(1,105,337)
Change in shares outstanding	(125,382)	4,805,654	2,750,133	4,283,513
Class Y
Issued	1,614,568	1,042,811	1,768,531	4,004,439
Reinvested	—	116,151	—	189,056
Redeemed	(398,010)	(623,502)	(599,972)	(602,726)
Change in shares outstanding	1,216,558	535,460	1,168,559	3,590,769
Change in shares	1,053,187	7,412,528	6,257,991	10,262,798

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	35

Diamond Hill Funds

Statements of Changes in Net Assets

	Mid Cap Fund	Large Cap Fund
	For the period December 31, 2013(A) through June 30, 2014 (Unaudited)	For the six months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013
From Operations
Net investment income (loss)	$42,881	$15,698,432	$23,081,746
Net realized gains (losses) on security sales	122,257	43,220,646	138,434,603
Net change in unrealized appreciation (depreciation) on investments	641,428	109,826,437	483,885,254
Change in Net Assets from Operations	806,566	168,745,515	645,401,603

Distributions to Shareholders
From net investment income:
Class A	—	—	(6,747,239)
Class C	—	—	(139,928)
Class I	—	—	(12,890,969)
Class Y	—	—	(3,306,084)
From net realized gains on investments
Class A	—	—	(33,542,957)
Class C	—	—	(2,081,765)
Class I	—	—	(48,662,043)
Class Y	—	—	(11,860,159)
Change in Net Assets from Distributions to Shareholders	—	—	(119,231,144)
Change in net assets from capital transactions	12,055,024	297,639,279	338,093,297

Total Change in Net Assets	12,861,590	466,384,794	864,263,756

Net Assets:
Beginning of period	—	2,530,079,812	1,665,816,056
End of period	$12,861,590	$2,996,464,606	$2,530,079,812
Accumulated Net Investment Income (Loss)	$42,881	$19,073,980	$3,375,180

See accompanying Notes to Financial Statements.

36	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Funds

Statements of Changes in Net Assets

	Mid Cap Fund	Large Cap Fund
	For the period December 31, 2013(A) through June 30, 2014 (Unaudited)	For the six months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013
Capital Transactions:
Class A
Proceeds from shares sold	$636,275	$293,666,031	$248,239,786
Reinvested distributions	—	—	38,836,172
Payments for shares redeemed	(50,841)	(89,449,108)	(215,590,426)
Change in Net Assets from Class A Share Transactions	585,434	204,216,923	71,485,532
Class C
Proceeds from shares sold	20,000	17,790,088	14,413,166
Reinvested distributions	—	—	1,983,502
Payments for shares redeemed	—	(2,408,276)	(6,639,393)
Change in Net Assets from Class C Share Transactions	20,000	15,381,812	9,757,275
Class I
Proceeds from shares sold	1,251,843	255,566,737	460,966,189
Reinvested distributions	—	—	56,849,085
Payments for shares redeemed	—	(147,579,646)	(265,423,375)
Change in Net Assets from Class I Share Transactions	1,251,843	107,987,091	252,391,899
Class Y
Proceeds from shares sold	10,198,156	32,826,663	94,306,770
Reinvested distributions	—	—	14,585,063
Payments for shares redeemed	(409)	(62,773,210)	(104,433,242)
Change in Net Assets from Class Y Share Transactions	10,197,747	(29,946,547)	4,458,591
Change in net assets from capital transactions:	$12,055,024	$297,639,279	$338,093,297
Share Transactions:
Class A
Issued	62,236	13,652,382	12,461,646
Reinvested	—	—	1,856,512
Redeemed	(4,950)	(4,107,811)	(10,745,402)
Change in shares outstanding	57,286	9,544,571	3,572,756
Class C
Issued	2,021	856,165	742,624
Reinvested	—	—	99,272
Redeemed	—	(115,304)	(350,984)
Change in shares outstanding	2,021	740,861	490,912
Class I
Issued	118,048	11,700,262	22,942,850
Reinvested	—	—	2,697,837
Redeemed	—	(6,734,918)	(13,258,578)
Change in shares outstanding	118,048	4,965,344	12,382,109
Class Y
Issued	1,019,663	1,504,741	4,870,973
Reinvested	—	—	691,318
Redeemed	(40)	(2,857,890)	(5,050,304)
Change in shares outstanding	1,019,623	(1,353,149)	511,987
Change in shares	1,196,978	13,897,627	16,957,764

(A)	Inception date of the fund is December 31, 2013. Fund commenced public offering and investment operations on January 2, 2014.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	37

Diamond Hill Funds

Statements of Changes in Net Assets

	Select Fund		Long-Short Fund
	For the six months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013	For the six months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013
From Operations
Net investment income (loss)	$223,632	$349,042	$(2,949,989)	$(2,747,916)
Net realized gains (losses) on security sales	8,369,282	12,311,674	88,717,540	203,510,573
Net realized gains (losses) on closed short positions	—	—	—	(42,885,934)
Net change in unrealized appreciation (depreciation) on investments	(3,581,257)	9,446,142	101,456,861	386,363,411
Change in Net Assets from Operations	5,011,657	22,106,858	187,224,412	544,240,134

Distributions to Shareholders
From net investment income:
Class A	—	(58,077)	—	(1,895,312)
Class C	—	(12,751)	—	—
Class I	—	(420,708)	—	(7,019,064)
Class Y	—	(67,107)	—	(713,266)
From net realized gains on investments
Class A	—	(1,126,599)	—	—
Class C	—	(717,235)	—	—
Class I	—	(5,839,372)	—	—
Class Y	—	(823,726)	—	—
Change in Net Assets from Distributions to Shareholders	—	(9,065,575)	—	(9,627,642)
Change in net assets from capital transactions	(5,054,710)	(3,982,244)	380,400,863	206,628,459

Total Change in Net Assets	(43,053)	9,059,039	567,625,275	741,240,951

Net Assets:
Beginning of period	67,758,262	58,699,223	3,016,388,487	2,275,147,536
End of period	$67,715,209	$67,758,262	$3,584,013,762	$3,016,388,487
Accumulated Net Investment Income (Loss)	$495,514	$271,882	$(2,949,989)	$—

See accompanying Notes to Financial Statements.

38	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Funds

Statements of Changes in Net Assets

	Select Fund		Long-Short Fund
	For the six months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013	For the six months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013
Capital Transactions:
Class A
Proceeds from shares sold	$4,378,430	$5,520,970	$187,641,625	$423,707,255
Reinvested distributions	—	1,053,131	—	1,400,669
Payments for shares redeemed	(1,508,349)	(7,262,672)	(332,066,958)	(236,227,305)
Change in Net Assets from Class A Share Transactions	2,870,081	(688,571)	(144,425,333)	188,880,619
Class C
Proceeds from shares sold	1,948,241	1,604,721	20,994,890	21,761,845
Reinvested distributions	—	511,932	—	—
Payments for shares redeemed	(319,087)	(560,024)	(6,926,925)	(17,232,284)
Change in Net Assets from Class C Share Transactions	1,629,154	1,556,629	14,067,965	4,529,561
Class I
Proceeds from shares sold	7,566,447	14,747,954	776,918,455	826,268,492
Reinvested distributions	—	6,137,359	—	3,004,906
Payments for shares redeemed	(9,417,002)	(25,003,837)	(332,128,823)	(882,010,369)
Payments for shares redeemed in-kind	(9,554,431)	—	—	—
Change in Net Assets from Class I Share Transactions	(11,404,986)	(4,118,524)	444,789,632	(52,736,971)
Class Y
Proceeds from shares sold	1,855,302	986,885	123,134,227	107,214,613
Reinvested distributions	—	849,213	—	536,170
Payments for shares redeemed	(4,261)	(2,567,876)	(57,165,628)	(41,795,533)
Change in Net Assets from Class Y Share Transactions	1,851,041	(731,778)	65,968,599	65,955,250
Change in net assets from capital transactions:	$(5,054,710)	$(3,982,244)	$380,400,863	$206,628,459
Share Transactions:
Class A
Issued	333,297	420,223	8,350,280	20,427,417
Reinvested	—	83,536	—	63,009
Redeemed	(115,957)	(563,124)	(14,574,470)	(11,342,338)
Change in shares outstanding	217,340	(59,365)	(6,224,190)	9,148,088
Class C
Issued	152,694	122,894	1,004,934	1,122,301
Reinvested	—	41,871	—	—
Redeemed	(24,478)	(46,966)	(331,042)	(915,518)
Change in shares outstanding	128,216	117,799	673,892	206,783
Class I
Issued	582,214	1,232,972	33,763,117	39,656,689
Reinvested	—	486,641	—	133,613
Redeemed	(1,190,087)	(2,127,353)	(14,579,005)	(41,967,509)
Redemptions in-kind	(212,226)	—	—	—
Change in shares outstanding	(820,099)	(407,740)	19,184,112	(2,177,207)
Class Y
Issued	140,988	82,490	5,362,045	4,902,596
Reinvested	—	67,243	—	23,840
Redeemed	(320)	(201,479)	(2,489,904)	(1,975,140)
Change in shares outstanding	140,668	(51,746)	2,872,141	2,951,296
Change in shares	(333,875)	(401,052)	16,505,955	10,128,960

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	39

Diamond Hill Funds

Statements of Changes in Net Assets

	Research Opportunities Fund		Financial Long-Short Fund
	For the six months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013	For the six months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013
From Operations
Net investment income (loss)	$(69,883)	$(71,707)	$(3,983)	$(67,827)
Net realized gains (losses) on security sales	3,456,316	5,898,271	953,994	2,622,718
Net realized gains (losses) on closed short positions	(368,247)	(247,513)	—	(124,201)
Net realized gains (losses) on foreign currency transactions	—	(12)	—	—
Net change in unrealized appreciation (depreciation) on investments	698,207	7,153,341	(75,509)	3,423,470
Change in Net Assets from Operations	3,716,393	12,732,380	874,502	5,854,160

Distributions to Shareholders
From net investment income:
Class I	—	(15,692)	—	—
Class Y	—	(19,853)	—	—
From net realized gains on investments
Class A	—	(378,678)	—	—
Class C	—	(30,078)	—	—
Class I	—	(2,519,666)	—	—
Class Y	—	(952,360)	—	—
Change in Net Assets from Distributions to Shareholders	—	(3,916,327)	—	—
Change in net assets from capital transactions	3,143,141	28,182,596	(4,915,684)	13,159,707

Total Change in Net Assets	6,859,534	36,998,649	(4,041,182)	19,013,867

Net Assets:
Beginning of period	65,816,197	28,817,548	31,626,536	12,612,669
End of period	$72,675,731	$65,816,197	$27,585,354	$31,626,536
Accumulated Net Investment Income (Loss)	$(98,725)	$(28,842)	$(31,002)	$(27,019)

See accompanying Notes to Financial Statements.

40	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Funds

Statements of Changes in Net Assets

	Research Opportunities Fund		Financial Long-Short Fund
	For the six months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013	For the six months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013
Capital Transactions:
Class A
Proceeds from shares sold	$2,329,183	$5,961,001	$1,313,768	$10,490,996
Reinvested distributions	—	375,385	—	—
Payments for shares redeemed	(436,326)	(1,119,135)	(6,604,346)	(3,967,741)
Change in Net Assets from Class A Share Transactions	1,892,857	5,217,251	(5,290,578)	6,523,255
Class C
Proceeds from shares sold	65,910	304,069	166,846	1,904,919
Reinvested distributions	—	19,039	—	—
Payments for shares redeemed	(7,678)	(21,266)	(1,004,029)	(180,733)
Change in Net Assets from Class C Share Transactions	58,232	301,842	(837,183)	1,724,186
Class I
Proceeds from shares sold	7,541,253	21,221,626	3,368,157	9,827,355
Reinvested distributions	—	2,425,927	—	—
Payments for shares redeemed	(7,098,786)	(1,938,550)	(2,156,080)	(4,915,089)
Change in Net Assets from Class I Share Transactions	442,467	21,709,003	1,212,077	4,912,266
Class Y
Proceeds from shares sold	1,005,490	971,712	—	—
Reinvested distributions	—	127,533	—	—
Payments for shares redeemed	(255,905)	(144,745)	—	—
Change in Net Assets from Class Y Share Transactions	749,585	954,500	—	—
Change in net assets from capital transactions:	$3,143,141	$28,182,596	$(4,915,684)	$13,159,707
Share Transactions:
Class A
Issued	100,671	271,231	72,845	629,506
Reinvested	—	16,924	—	—
Redeemed	(18,727)	(49,664)	(369,553)	(238,627)
Change in shares outstanding	81,944	238,491	(296,708)	390,879
Class C
Issued	2,948	13,931	9,967	120,474
Reinvested	—	871	—	—
Redeemed	(340)	(950)	(60,216)	(12,077)
Change in shares outstanding	2,608	13,852	(50,249)	108,397
Class I
Issued	326,295	985,371	188,125	598,221
Reinvested	—	108,978	—	—
Redeemed	(304,747)	(85,942)	(120,769)	(298,665)
Change in shares outstanding	21,548	1,008,407	67,356	299,556
Class Y
Issued	43,034	45,740	—	—
Reinvested	—	5,716	—	—
Redeemed	(11,156)	(6,810)	—	—
Change in shares outstanding	31,878	44,646	—	—
Change in shares	137,978	1,305,396	(279,601)	798,832

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	41

Diamond Hill Funds

Statements of Changes in Net Assets

	Strategic Income Fund
	For the six months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013
From Operations
Net investment income (loss)	$4,619,073	$9,044,832
Net realized gains (losses) on security sales	(32,865)	2,476,137
Net change in unrealized appreciation (depreciation) on investments	987,303	(2,572,800)
Change in Net Assets from Operations	5,573,511	8,948,169

Distributions to Shareholders
From net investment income:
Class A	(1,031,672)	(2,028,579)
Class C	(500,236)	(1,115,927)
Class I	(2,924,491)	(5,535,511)
Class Y	(319,293)	(213,357)
Change in Net Assets from Distributions to Shareholders	(4,775,692)	(8,893,374)
Change in net assets from capital transactions	29,013,447	8,381,314

Total Change in Net Assets	29,811,266	8,436,109

Net Assets:
Beginning of period	186,864,030	178,427,921
End of period	$216,675,296	$186,864,030
Accumulated Net Investment Income (Loss)	$106,659	$263,278

See	accompanying Notes to Financial Statements.

42	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Funds

Statements of Changes in Net Assets

	Strategic Income Fund
	For the six months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013
Capital Transactions:
Class A
Proceeds from shares sold	$12,931,202	$12,464,286
Reinvested distributions	836,831	1,545,137
Payments for shares redeemed	(8,154,396)	(18,588,448)
Change in Net Assets from Class A Share Transactions	5,613,637	(4,579,025)
Class C
Proceeds from shares sold	1,798,167	4,441,821
Reinvested distributions	254,530	589,609
Payments for shares redeemed	(1,761,829)	(6,689,744)
Change in Net Assets from Class C Share Transactions	290,868	(1,658,314)
Class I
Proceeds from shares sold	20,326,930	27,028,588
Reinvested distributions	2,318,306	4,243,707
Payments for shares redeemed	(10,708,391)	(18,070,663)
Change in Net Assets from Class I Share Transactions	11,936,845	13,201,632
Class Y
Proceeds from shares sold	10,978,939	4,100,685
Reinvested distributions	319,183	202,958
Payments for shares redeemed	(126,025)	(2,886,622)
Change in Net Assets from Class Y Share Transactions	11,172,097	1,417,021
Change in net assets from capital transactions:	$29,013,447	$8,381,314
Share Transactions:
Class A
Issued	1,149,833	1,114,827
Reinvested	74,479	138,609
Redeemed	(724,239)	(1,663,010)
Change in shares outstanding	500,073	(409,574)
Class C
Issued	160,167	397,803
Reinvested	22,681	52,965
Redeemed	(156,880)	(600,972)
Change in shares outstanding	25,968	(150,204)
Class I
Issued	1,809,755	2,425,873
Reinvested	206,768	381,497
Redeemed	(954,066)	(1,619,623)
Change in shares outstanding	1,062,457	1,187,747
Class Y
Issued	980,388	366,054
Reinvested	28,464	18,272
Redeemed	(11,222)	(257,975)
Change in shares outstanding	997,630	126,351
Change in shares	2,586,128	754,320

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	43

Small Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2014 (Unaudited)	$32.72	(0.05)		2.72	2.67
For the year ended December 31, 2013	$24.95	—	(E)	9.86	9.86
For the year ended December 31, 2012	$23.04	0.07	(E)	2.88	2.95
For the year ended December 31, 2011	$25.80	(0.08)		(1.80)	(1.88)
For the year ended December 31, 2010	$21.31	(0.05)		4.95	4.90
For the year ended December 31, 2009	$16.53	(0.01)		4.79	4.78

Class C
For the six months ended June 30, 2014 (Unaudited)	$29.70	(0.16)		2.47	2.31
For the year ended December 31, 2013	$22.94	(0.21	)(E)	9.03	8.82
For the year ended December 31, 2012	$21.34	(0.10	)(E)	2.65	2.55
For the year ended December 31, 2011	$24.14	(0.25)		(1.67)	(1.92)
For the year ended December 31, 2010	$20.12	(0.16)		4.59	4.43
For the year ended December 31, 2009	$15.72	(0.13)		4.53	4.40

Class I
For the six months ended June 30, 2014 (Unaudited)	$33.10	(0.01)		2.76	2.75
For the year ended December 31, 2013	$25.21	0.07	(E)	9.98	10.05
For the year ended December 31, 2012	$23.27	0.14	(E)	2.90	3.04
For the year ended December 31, 2011	$26.01	(0.01)		(1.82)	(1.83)
For the year ended December 31, 2010	$21.41	—	(F)	5.01	5.01
For the year ended December 31, 2009	$16.55	0.04		4.83	4.87

Class Y(G)
For the six months ended June 30, 2014 (Unaudited)	$33.09	0.02		2.76	2.78
For the year ended December 31, 2013	$25.20	0.12	(E)	9.97	10.09
For the year ended December 31, 2012	$23.27	0.20	(E)	2.88	3.08

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Not annualized.

See accompanying Notes to Financial Statements.

44	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(B)

—	—	—	$35.39	8.16	%(C)	$615,072	1.30	%(D)	(0.33	)%(D)	12	%(C)
(0.03)	(2.06)	(2.09)	$32.72	39.70%		$571,167	1.31%		(0.01)%		43%
(0.09)	(0.95)	(1.04)	$24.95	12.88%		$390,371	1.31%		0.30%		13%
—	(0.88)	(0.88)	$23.04	(7.17)%		$431,313	1.33%		(0.32)%		28%
—	(0.41)	(0.41)	$25.80	22.99%		$501,237	1.37%		(0.24)%		35%
—	—	—	$21.31	28.92%		$438,722	1.38%		(0.09)%		47%

—	—	—	$32.01	7.78	%(C)	$51,466	2.05	%(D)	(1.08	)%(D)	12	%(C)
—	(2.06)	(2.06)	$29.70	38.64%		$46,476	2.06%		(0.76)%		43%
—	(0.95)	(0.95)	$22.94	12.04%		$29,917	2.06%		(0.45)%		13%
—	(0.88)	(0.88)	$21.34	(7.83)%		$31,664	2.08%		(1.07)%		28%
—	(0.41)	(0.41)	$24.14	22.01%		$35,093	2.12%		(0.96)%		35%
—	—	—	$20.12	27.99%		$23,172	2.13%		(0.83)%		47%

—	—	—	$35.85	8.31	%(C)	$592,207	1.05	%(D)	(0.08	)%(D)	12	%(C)
(0.10)	(2.06)	(2.16)	$33.10	40.08%		$550,844	1.06%		0.22%		43%
(0.15)	(0.95)	(1.10)	$25.21	13.17%		$298,473	1.06%		0.56%		13%
(0.03)	(0.88)	(0.91)	$23.27	(6.91)%		$314,149	1.04%		(0.03)%		28%
—	(0.41)	(0.41)	$26.01	23.39%		$312,295	1.00%		0.20%		35%
(0.01)	—	(0.01)	$21.41	29.43%		$106,561	0.99%		0.30%		47%

—	—	—	$35.87	8.40	%(C)	$153,161	0.90	%(D)	0.09	%(D)	12	%(C)
(0.14)	(2.06)	(2.20)	$33.09	40.25%		$101,026	0.91%		0.40%		43%
(0.20)	(0.95)	(1.15)	$25.20	13.34%		$63,439	0.91%		0.82%		13%

(D)	Annualized.

(E)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(F)	Amount is less than $0.005.

(G)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	45

Small-Mid Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2014 (Unaudited)	$17.73	0.01		1.32	1.33
For the year ended December 31, 2013	$13.13	0.04	(E)	5.35	5.39
For the year ended December 31, 2012	$11.71	0.02	(E)	1.78	1.80
For the year ended December 31, 2011	$12.56	—	(F)	(0.53)	(0.53)
For the year ended December 31, 2010	$10.22	(0.04)		2.38	2.34
For the year ended December 31, 2009	$7.26	0.03		2.93	2.96

Class C
For the six months ended June 30, 2014 (Unaudited)	$16.80	(0.05)		1.24	1.19
For the year ended December 31, 2013	$12.54	(0.07	)(E)	5.09	5.02
For the year ended December 31, 2012	$11.28	(0.07	)(E)	1.71	1.64
For the year ended December 31, 2011	$12.21	(0.06)		(0.55)	(0.61)
For the year ended December 31, 2010	$10.00	(0.05)		2.26	2.21
For the year ended December 31, 2009	$7.15	(0.04)		2.89	2.85

Class I
For the six months ended June 30, 2014 (Unaudited)	$17.87	0.03		1.33	1.36
For the year ended December 31, 2013	$13.21	0.09	(E)	5.38	5.47
For the year ended December 31, 2012	$11.78	0.05	(E)	1.80	1.85
For the year ended December 31, 2011	$12.61	0.04		(0.54)	(0.50)
For the year ended December 31, 2010	$10.23	0.02		2.37	2.39
For the year ended December 31, 2009	$7.25	0.04		2.96	3.00

Class Y(H)
For the six months ended June 30, 2014 (Unaudited)	$17.87	0.05		1.33	1.38
For the year ended December 31, 2013	$13.20	0.12	(E)	5.38	5.50
For the year ended December 31, 2012	$11.78	0.09	(E)	1.77	1.86

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Not annualized.

(D)	Annualized.

See accompanying Notes to Financial Statements.

46	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(B)

—	—	—	$19.06	7.50	%(C)	$107,875	1.25	%(D)	0.16	%(D)	19	%(C)
(0.03)	(0.76)	(0.79)	$17.73	41.25%	$61,563	1.26%	0.27%	35%
—	(F)	(0.38)	(0.38)	$13.13	15.43%	$19,607	1.26%	0.15%	26%
—	(0.32)	(0.32)	$11.71	(4.19)%	$17,461	1.28%	—	%(G)	48%
—	—	(F)	—	(F)	$12.56	23.03%	$17,216	1.32%	(0.17)%	35%
—	—	—	$10.22	40.77%	$8,616	1.33%	0.17%	74%

—	—	—	$17.99	7.08	%(C)	$23,257	2.00	%(D)	(0.64	)%(D)	19	%(C)
—	(0.76)	(0.76)	$16.80	40.21%	$19,184	2.01%	(0.45)%	35%
—	(0.38)	(0.38)	$12.54	14.57%	$9,169	2.01%	(0.59)%	26%
—	(0.32)	(0.32)	$11.28	(4.89)%	$8,110	2.02%	(0.74)%	48%
—	—	(F)	—	(F)	$12.21	22.14%	$7,417	2.07%	(0.90)%	35%
—	—	—	$10.00	39.86%	$4,361	2.08%	(0.59)%	74%

—	—	—	$19.23	7.61	%(C)	$213,128	1.00	%(D)	0.37	%(D)	19	%(C)
(0.05)	(0.76)	(0.81)	$17.87	41.64%	$148,927	1.01%	0.54%	35%
(0.04)	(0.38)	(0.42)	$13.21	15.74%	$53,514	1.01%	0.42%	26%
(0.01)	(0.32)	(0.33)	$11.78	(3.86)%	$43,485	0.99%	0.29%	48%
(0.01)	—	(F)	(0.01)	$12.61	23.43%	$44,711	0.95%	0.22%	35%
(0.02)	—	(0.02)	$10.23	41.36%	$26,110	0.94%	0.54%	74%

—	—	—	$19.25	7.72	%(C)	$136,708	0.85	%(D)	0.50	%(D)	19	%(C)
(0.07)	(0.76)	(0.83)	$17.87	41.88%	$106,068	0.86%	0.73%	35%
(0.06)	(0.38)	(0.44)	$13.20	15.84%	$30,940	0.86%	0.68%	26%

(E)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(F)	Amount is less than $0.005.

(G)	Amount is less than 0.005%.

(H)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	47

Mid Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
December 31, 2013 through June 30, 2014 (Unaudited)	$10.00	0.03	0.69	0.72

Class C
December 31, 2013 through June 30, 2014 (Unaudited)	$10.00	(0.01)	0.70	0.69

Class I
December 31, 2013 through June 30, 2014 (Unaudited)	$10.00	0.13	0.61	0.74

Class Y(E)
December 31, 2013 through June 30, 2014 (Unaudited)	$10.00	0.04	0.71	0.75

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Not annualized.

See accompanying Notes to Financial Statements.

48	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(B)

—	—	—	$10.72	7.20	%(C)	$614	1.14	%(D)	0.60	%(D)	17%

—	—	—	$10.69	6.90	%(C)	$22	1.90	%(D)	(0.26	)%(D)	17%

—	—	—	$10.74	7.40	%(C)	$1,268	0.88	%(D)	2.48	%(D)	17%

—	—	—	$10.75	7.50	%(C)	$10,957	0.75	%(D)	0.81	%(D)	17%

(D)	Annualized.

(E)	Inception date of the Mid Cap Fund is December 31, 2013. The Fund commenced public offering and investment operations on January 2, 2014.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	49

Large Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2014 (Unaudited)	$21.49	0.11		1.15	1.26
For the year ended December 31, 2013	$16.54	0.18	(E)	5.79	5.97
For the year ended December 31, 2012	$14.96	0.22	(E)	1.62	1.84
For the year ended December 31, 2011	$14.78	0.18	(E)	0.17	0.35
For the year ended December 31, 2010	$13.62	0.10		1.17	1.27
For the year ended December 31, 2009	$10.47	0.10		3.06	3.16

Class C
For the six months ended June 30, 2014 (Unaudited)	$20.68	0.03		1.10	1.13
For the year ended December 31, 2013	$15.98	0.03	(E)	5.58	5.61
For the year ended December 31, 2012	$14.46	0.10	(E)	1.56	1.66
For the year ended December 31, 2011	$14.29	0.06		0.16	0.22
For the year ended December 31, 2010	$13.18	0.02		1.09	1.11
For the year ended December 31, 2009	$10.19	0.02		2.97	2.99

Class I
For the six months ended June 30, 2014 (Unaudited)	$21.58	0.14		1.16	1.30
For the year ended December 31, 2013	$16.61	0.24	(E)	5.80	6.04
For the year ended December 31, 2012	$15.01	0.26	(E)	1.63	1.89
For the year ended December 31, 2011	$14.82	0.22		0.17	0.39
For the year ended December 31, 2010	$13.65	0.13		1.20	1.33
For the year ended December 31, 2009	$10.49	0.11		3.11	3.22

Class Y(G)
For the six months ended June 30, 2014 (Unaudited)	$21.59	0.16		1.15	1.31
For the year ended December 31, 2013	$16.60	0.26	(E)	5.83	6.09
For the year ended December 31, 2012	$15.01	0.30	(E)	1.62	1.92

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Not annualized.

See accompanying Notes to Financial Statements.

50	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(B)

—	—	—	$22.75	5.86	%(C)	$1,147,580	1.05	%(D)	1.00	%(D)	10	%(C)
(0.16)	(0.86)	(1.02)	$21.49	36.33%	$878,903	1.06%	0.92%	21%
(0.21)	(0.05)	(0.26)	$16.54	12.29%	$617,407	1.06%	1.37%	28%
(0.17)	—	(0.17)	$14.96	2.35%	$593,124	1.12%	1.19%	16%
(0.11)	—	(0.11)	$14.78	9.29%	$459,659	1.18%	0.90%	16%
(0.01)	—	(0.01)	$13.62	30.21%	$344,456	1.18%	0.91%	31%

—	—	—	$21.81	5.46	%(C)	$72,312	1.80	%(D)	0.25	%(D)	10	%(C)
(0.05)	(0.86)	0.91	$20.68	35.33%	$53,241	1.81%	0.18%	21%
(0.09)	(0.05)	(0.14)	$15.98	11.49%	$33,305	1.81%	0.62%	28%
(0.05)	—	(0.05)	$14.46	1.55%	$30,465	1.87%	0.45%	16%
—	(F)	—	—	(F)	$14.29	8.45%	$29,274	1.93%	0.15%	16%
—	—	—	$13.18	29.34%	$25,454	1.93%	0.17%	31%

—	—	—	$22.88	6.02	%(C)	$1,486,733	0.80	%(D)	1.26	%(D)	10	%(C)
(0.21)	(0.86)	(1.07)	$21.58	36.60%	$1,295,477	0.81%	1.18%	21%
(0.24)	(0.05)	(0.29)	$16.61	12.62%	$791,031	0.81%	1.62%	28%
(0.20)	—	(0.20)	$15.01	2.60%	$684,156	0.83%	1.49%	16%
(0.16)	—	(0.16)	$14.82	9.72%	$623,147	0.81%	1.29%	16%
(0.06)	—	(0.06)	$13.65	30.71%	$347,998	0.79%	1.28%	31%

—	—	—	$22.90	6.07	%(C)	$289,840	0.65	%(D)	1.44	%(D)	10	%(C)
(0.24)	(0.86)	(1.10)	$21.59	36.87%	$302,458	0.66%	1.32%	21%
(0.28)	(0.05)	(0.33)	$16.60	12.79%	$224,073	0.66%	1.87%	28%

(D)	Annualized.

(E)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(F)	Amount is less than $0.005.

(G)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	51

Select Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Select Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2014 (Unaudited)	$13.00	0.03		0.85	0.88
For the year ended December 31, 2013	$10.45	0.05	(E)	4.48	4.53
For the year ended December 31, 2012	$9.69	0.12	(E)	0.97	1.09
For the year ended December 31, 2011	$9.99	0.08		(0.33)	(0.25)
For the year ended December 31, 2010	$9.02	0.07		0.91	0.98
For the year ended December 31, 2009	$6.82	0.04		2.16	2.20

Class C
For the six months ended June 30, 2014 (Unaudited)	$12.67	(0.02)		0.82	0.80
For the year ended December 31, 2013	$10.25	(0.04	)(E)	4.38	4.34
For the year ended December 31, 2012	$9.51	0.04	(E)	0.95	0.99
For the year ended December 31, 2011	$9.83	0.02		(0.34)	(0.32)
For the year ended December 31, 2010	$8.94	(0.01)		0.90	0.89
For the year ended December 31, 2009	$6.78	0.01		2.15	2.16

Class I
For the six months ended June 30, 2014 (Unaudited)	$12.97	0.05		0.85	0.90
For the year ended December 31, 2013	$10.43	0.09	(E)	4.46	4.55
For the year ended December 31, 2012	$9.68	0.15	(E)	0.96	1.11
For the year ended December 31, 2011	$9.98	0.11		(0.33)	(0.22)
For the year ended December 31, 2010	$9.02	0.07		0.94	1.01
For the year ended December 31, 2009	$6.75	0.05		2.22	2.27

Class Y(F)
For the six months ended June 30, 2014 (Unaudited)	$12.99	0.06		0.84	0.90
For the year ended December 31, 2013	$10.43	0.11	(E)	4.48	4.59
For the year ended December 31, 2012	$9.68	0.17	(E)	0.96	1.13

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Not annualized.

See accompanying Notes to Financial Statements.

52	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(B)

—	—	—	$13.88	6.77	%(C)	$12,522	1.20	%(D)	0.47	%(D)	37	%(C)
(0.09)	(1.89)	(1.98)	$13.00	44.04%		$8,905	1.22%		0.42%		70%
(0.08)	(0.25)	(0.33)	$10.45	11.27%		$7,778	1.21%		1.15%		38%
(0.05)	—	(0.05)	$9.69	(2.53)%		$8,071	1.23%		0.92%		26%
(0.01)	—	(0.01)	$9.99	10.83%		$7,437	1.28%		0.67%		18%
—	—	—	$9.02	32.26%		$6,910	1.28%		0.60%		57%

—	—	—	$13.47	6.31	%(C)	$7,613	1.95	%(D)	(0.28	)%(D)	37	%(C)
(0.03)	(1.89)	(1.92)	$12.67	43.08%		$5,533	1.97%		(0.35)%		70%
—	(0.25)	(0.25)	$10.25	10.44%		$3,271	1.96%		0.41%		38%
—	—	—	$9.51	(3.26)%		$3,630	1.98%		0.15%		26%
—	—	—	$9.83	9.96%		$4,254	2.03%		(0.08)%		18%
—	—	—	$8.94	31.86%		$3,472	2.03%		0.07%		57%

—	—	—	$13.87	6.94	%(C)	$38,637	0.95	%(D)	0.73	%(D)	37	%(C)
(0.12)	(1.89)	(2.01)	$12.97	44.35%		$46,787	0.97%		0.66%		70%
(0.11)	(0.25)	(0.36)	$10.43	11.54%		$41,862	0.96%		1.44%		38%
(0.08)	—	(0.08)	$9.68	(2.25)%		$34,388	0.95%		1.21%		26%
(0.05)	—	(0.05)	$9.98	11.19%		$31,619	0.91%		1.05%		18%
—	—	—	$9.02	33.63%		$23,122	0.89%		1.29%		57%

—	—	—	$13.89	6.93	%(C)	$8,943	0.80	%(D)	0.86	%(D)	37	%(C)
(0.14)	(1.89)	(2.03)	$12.99	44.70%		$6,534	0.82%		0.82%		70%
(0.13)	(0.25)	(0.38)	$10.43	11.69%		$5,788	0.81%		1.62%		38%

(D)	Annualized.

(E)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(F)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	53

Long-Short Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2014 (Unaudited)	$22.26	(0.04)		1.30	1.26
For the year ended December 31, 2013	$18.15	(0.05	)(E)	4.21	4.16
For the year ended December 31, 2012	$16.75	0.06	(E)	1.36	1.42
For the year ended December 31, 2011	$16.26	0.03	(E)	0.46	0.49
For the year ended December 31, 2010	$16.31	—	(F)	(0.05)	(0.05)
For the year ended December 31, 2009	$13.83	—	(F)	2.48	2.48

Class C
For the six months ended June 30, 2014 (Unaudited)	$20.65	(0.11)		1.20	1.09
For the year ended December 31, 2013	$16.93	(0.19	)(E)	3.91	3.72
For the year ended December 31, 2012	$15.72	(0.07	)(E)	1.28	1.21
For the year ended December 31, 2011	$15.37	(0.08	)(E)	0.43	0.35
For the year ended December 31, 2010	$15.54	(0.19)		0.02	(0.17)
For the year ended December 31, 2009	$13.28	(0.12)		2.38	2.26

Class I
For the six months ended June 30, 2014 (Unaudited)	$22.52	(0.01)		1.32	1.31
For the year ended December 31, 2013	$18.35	—	(E)	4.26	4.26
For the year ended December 31, 2012	$16.93	0.10	(E)	1.38	1.48
For the year ended December 31, 2011	$16.42	0.09	(E)	0.45	0.54
For the year ended December 31, 2010	$16.42	0.04		(0.03)	0.01
For the year ended December 31, 2009	$13.87	0.05		2.50	2.55

Class Y(H)
For the six months ended June 30, 2014 (Unaudited)	$22.52	0.01		1.32	1.33
For the year ended December 31, 2013	$18.35	0.04	(E)	4.25	4.29
For the year ended December 31, 2012	$16.93	0.14	(E)	1.37	1.51

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Not annualized.

(D)	Annualized.

See accompanying Notes to Financial Statements.

54	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of total expenses to average net assets, excluding expenses and fees on securities sold short	Portfolio turnover rate(B)

—	—	—	$23.52	5.66	%(C)	$760,468	1.84	%(D)	(0.33	)%(D)	1.40	%(D)	28	%(C)
(0.05)	—	(0.05)	$22.26	22.92%	$858,112	1.83%	(0.25)%	1.41%	30%
(0.02)	—	(0.02)	$18.15	8.46%	$533,722	1.75%	0.32%	1.41%	39%
—	—	—	$16.75	3.01%	$512,870	1.67%	0.21%	1.43%	50%
—	—	—	$16.26	(0.31)%	$698,670	1.81%	0.01%	1.48%	43%
—	—	—	$16.31	17.93%	$965,382	1.85%	—	%(G)	1.48%	44%

—	—	—	$21.74	5.28	%(C)	$151,933	2.59	%(D)	(1.08	)%(D)	2.15	%(D)	28	%(C)
—	—	—	$20.65	21.97%	$130,388	2.58%	(0.99)%	2.16%	30%
—	—	—	$16.93	7.70%	$103,393	2.50%	(0.43)%	2.16%	39%
—	—	—	$15.72	2.28%	$119,850	2.43%	(0.54)%	2.19%	50%
—	—	—	$15.37	(1.09)%	$179,214	2.56%	(0.73)%	2.23%	43%
—	—	—	$15.54	17.02%	$256,445	2.60%	(0.76)%	2.23%	44%

—	—	—	$23.83	5.82	%(C)	$2,424,325	1.59	%(D)	(0.09	)%(D)	1.15	%(D)	28	%(C)
(0.09)	—	(0.09)	$22.52	23.19%	$1,859,054	1.58%	—%	1.16%	30%
(0.06)	—	(0.06)	$18.35	8.77%	$1,554,623	1.50%	0.58%	1.16%	39%
(0.03)	—	(0.03)	$16.93	3.29%	$1,213,122	1.39%	0.52%	1.15%	50%
(0.01)	—	(0.01)	$16.42	0.03%	$1,045,686	1.46%	0.42%	1.11%	43%
—	—	(F)	—	(F)	$16.42	18.39%	$733,909	1.47%	0.37%	1.10%	44%

—	—	—	$23.85	5.91	%(C)	$247,287	1.44	%(D)	0.05	%(D)	1.00	%(D)	28	%(C)
(0.12)	—	(0.12)	$22.52	23.39%	$168,835	1.43%	0.18%	1.01%	30%
(0.09)	—	(0.09)	$18.35	8.95%	$83,409	1.35%	0.79%	1.01%	39%

(E)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(F)	Amount is less than $0.005.

(G)	Amount is less than 0.005%.

(H)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	55

Research Opportunities Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Research Opportunities Fund(C)	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2014 (Unaudited)	$22.82	(0.05)		1.25	1.20
For the year ended December 31, 2013	$18.34	(0.10	)(F)	6.01	5.91
For the year ended December 31, 2012	$16.60	0.02	(F)	1.93	1.95

Class C
For the six months ended June 30, 2014 (Unaudited)	$22.49	(0.13)		1.22	1.09
For the year ended December 31, 2013	$18.22	(0.26	)(F)	5.96	5.70
For the year ended December 31, 2012	$16.60	(0.09	)(F)	1.90	1.81

Class I
For the six months ended June 30, 2014 (Unaudited)	$22.90	(0.02)		1.25	1.23
For the year ended December 31, 2013	$18.36	(0.04	)(F)	6.01	5.97
For the year ended December 31, 2012	$16.60	0.05	(F)	1.95	2.00

Class Y
For the six months ended June 30, 2014 (Unaudited)	$22.92	—	(G)	1.25	1.25
For the year ended December 31, 2013	$18.36	—	(F)	6.02	6.02
For the year ended December 31, 2012	$16.60	0.08	(F)	1.94	2.02

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Inception date of the Fund is December 30, 2011. Fund commenced public offering and investment operations on January 3, 2012.

(D)	Not annualized.

See accompanying Notes to Financial Statements.

56	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets, excluding expenses and fees on securities sold short		Portfolio turnover rate(B)

—	—	—	$24.02	5.26	%(D)	$9,164	1.73	%(E)	(0.43	)%(E)	1.50	%(E)	32	%(D)
—	(1.43)	(1.43)	$22.82	32.43%		$6,836	1.77%		(0.45)%		1.51%		72%
(0.02)	(0.19)	(0.21)	$18.34	11.73%		$1,120	1.63%		0.10%		1.53%		35%

—	—	—	$23.58	4.85	%(D)	$580	2.48	%(E)	(1.18	)%(E)	2.25	%(E)	32	%(D)
—	(1.43)	(1.43)	$22.49	31.48%		$494	2.52%		(1.19)%		2.26%		72%
—	(0.19)	(0.19)	$18.22	10.91%		$148	2.38%		(0.51)%		2.28%		35%

—	—	—	$24.13	5.37	%(D)	$45,850	1.48	%(E)	(0.20	)%(E)	1.25	%(E)	32	%(D)
—	(1.43)	(1.43)	$22.90	32.76%		$43,018	1.52%		(0.17)%		1.26%		72%
(0.05)	(0.19)	(0.24)	$18.36	12.03%		$15,978	1.38%		0.30%		1.28%		35%

—	—	—	$24.17	5.45	%(D)	$17,083	1.33	%(E)	(0.04	)%(E)	1.10	%(E)	32	%(D)
(0.03)	(1.43)	(1.46)	$22.92	32.99%		$15,468	1.37%		0.02%		1.11%		72%
(0.07)	(0.19)	(0.26)	$18.36	12.17%		$11,572	1.23%		0.45%		1.13%		35%

(E)	Annualized.

(F)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(G)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	57

Financial Long-Short Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Financial Long-Short Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2014 (Unaudited)	$18.13	(0.01)		0.66	0.65
For the year ended December 31, 2013	$13.24	(0.05	)(E)	4.94	4.89
For the year ended December 31, 2012	$10.51	0.06	(E)	2.74	2.80
For the year ended December 31, 2011	$12.18	0.02		(1.65)	(1.63)
For the year ended December 31, 2010	$10.43	0.02		1.73	1.75
For the year ended December 31, 2009	$8.48	0.16	(E)	1.94	2.10

Class C
For the six months ended June 30, 2014 (Unaudited)	$17.00	(0.07)		0.63	0.56
For the year ended December 31, 2013	$12.51	(0.17	)(E)	4.66	4.49
For the year ended December 31, 2012	$9.96	(0.02	)(E)	2.57	2.55
For the year ended December 31, 2011	$11.58	(0.07	)(E)	(1.55)	(1.62)
For the year ended December 31, 2010	$9.99	(0.10)		1.69	1.59
For the year ended December 31, 2009	$8.12	0.09	(E)	1.84	1.93

Class I
For the six months ended June 30, 2014 (Unaudited)	$18.10	0.01		0.67	0.68
For the year ended December 31, 2013	$13.18	(0.02	)(E)	4.94	4.92
For the year ended December 31, 2012	$10.47	0.10	(E)	2.72	2.82
For the year ended December 31, 2011	$12.14	0.07		(1.67)	(1.60)
For the year ended December 31, 2010	$10.37	0.08		1.71	1.79
For the year ended December 31, 2009	$8.43	0.21	(E)	1.92	2.13

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Not annualized.

See accompanying Notes to Financial Statements.

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Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets, excluding expenses and fees on securities sold short		Portfolio turnover rate(B)

—	—	—	$18.78	3.59	%(C)	$12,926	1.73	%(D)	(0.06	)%(D)	1.50	%(D)	27	%(C)
—	—	—	$18.13	36.93%		$17,852	1.70%		(0.31)%		1.52%		66%
(0.07)	—	(0.07)	$13.24	26.62%		$7,862	1.76%		0.49%		1.56%		58%
(0.04)	—	(0.04)	$10.51	(13.39)%		$6,650	1.66%		0.14%		1.54%		52%
—	—	—	$12.18	16.78%		$8,543	1.71%		0.09%		1.56%		60%
(0.15)	—	(0.15)	$10.43	24.73%		$8,053	1.77%		1.92%		1.58%		85%

—	—	—	$17.56	3.29	%(C)	$2,171	2.48	%(D)	(0.80	)%(D)	2.25	%(D)	27	%(C)
—	—	—	$17.00	35.89%		$2,958	2.45%		(1.06)%		2.27%		66%
—	—	—	$12.51	25.60%		$820	2.51%		(0.20)%		2.31%		58%
—	—	—	$9.96	(13.99)%		$795	2.41%		(0.60)%		2.29%		52%
—	—	—	$11.58	15.92%		$1,381	2.46%		(0.66)%		2.31%		60%
(0.06)	—	(0.06)	$9.99	23.81%		$1,295	2.52%		1.17%		2.35%		85%

—	—	—	$18.78	3.76	%(C)	$12,488	1.48	%(D)	0.16	%(D)	1.25	%(D)	27	%(C)
—	—	—	$18.10	37.33%		$10,817	1.45%		(0.12)%		1.27%		66%
(0.11)	—	(0.11)	$13.18	26.94%		$3,931	1.51%		0.85%		1.31%		58%
(0.07)	—	(0.07)	$10.47	(13.21)%		$1,584	1.37%		0.47%		1.25%		52%
(0.02)	—	(0.02)	$12.14	17.29%		$1,873	1.34%		0.45%		1.19%		60%
(0.19)	—	(0.19)	$10.37	25.31%		$671	1.38%		2.45%		1.19%		85%

(D)	Annualized.

(E)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

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Strategic Income Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Strategic Income Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2014 (Unaudited)	$11.19	0.25		0.05	0.30
For the year ended December 31, 2013	$11.18	0.56	(E)	—	0.56
For the year ended December 31, 2012	$10.79	0.62	(E)	0.39	1.01
For the year ended December 31, 2011	$10.86	0.65		(0.09)	0.56
For the year ended December 31, 2010	$10.15	0.64		0.69	1.33
For the year ended December 31, 2009	$8.28	0.69		1.86	2.55

Class C
For the six months ended June 30, 2014 (Unaudited)	$11.17	0.20		0.06	0.26
For the year ended December 31, 2013	$11.17	0.47	(E)	—	0.47
For the year ended December 31, 2012	$10.78	0.53	(E)	0.40	0.93
For the year ended December 31, 2011	$10.85	0.56		(0.08)	0.48
For the year ended December 31, 2010	$10.15	0.54		0.70	1.24
For the year ended December 31, 2009	$8.27	0.58		1.91	2.49

Class I
For the six months ended June 30, 2014 (Unaudited)	$11.16	0.26		0.06	0.32
For the year ended December 31, 2013	$11.16	0.58	(E)	—	0.58
For the year ended December 31, 2012	$10.77	0.64	(E)	0.40	1.04
For the year ended December 31, 2011	$10.84	0.67		(0.08)	0.59
For the year ended December 31, 2010	$10.13	0.64		0.72	1.36
For the year ended December 31, 2009	$8.26	0.73		1.85	2.58

Class Y(F)
For the six months ended June 30, 2014 (Unaudited)	$11.16	0.27		0.06	0.33
For the year ended December 31, 2013	$11.15	0.60	(E)	—	0.60
For the year ended December 31, 2012	$10.77	0.66	(E)	0.38	1.04

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Not annualized.

See accompanying Notes to Financial Statements.

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Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(B)

(0.25)	—	(0.25)	$11.24	2.72	%(C)	$45,591	1.00	%(D)	4.39	%(D)	18	%(C)
(0.55)	—	(0.55)	$11.19	5.13%		$39,801	1.02%		5.00%		60%
(0.62)	—	(0.62)	$11.18	9.55%		$44,374	1.02%		5.57%		33%
(0.63)	—	(0.63)	$10.79	5.21%		$38,895	1.02%		5.80%		36%
(0.62)	—	(0.62)	$10.86	13.33%		$42,360	1.06%		5.81%		68%
(0.68)	—	(0.68)	$10.15	32.13%		$41,048	1.08%		7.64%		83%

(0.21)	—	(0.21)	$11.22	2.36	%(C)	$26,526	1.75	%(D)	3.65	%(D)	18	%(C)
(0.47)	—	(0.47)	$11.17	4.26%		$26,126	1.77%		4.25%		60%
(0.54)	—	(0.54)	$11.17	8.76%		$27,801	1.77%		4.81%		33%
(0.55)	—	(0.55)	$10.78	4.48%		$23,717	1.77%		5.06%		36%
(0.54)	—	(0.54)	$10.85	12.39%		$24,264	1.81%		5.06%		68%
(0.61)	—	(0.61)	$10.15	31.34%		$22,120	1.83%		6.88%		83%

(0.27)	—	(0.27)	$11.21	2.85	%(C)	$129,434	0.75	%(D)	4.64	%(D)	18	%(C)
(0.58)	—	(0.58)	$11.16	5.30%		$117,009	0.77%		5.24%		60%
(0.65)	—	(0.65)	$11.16	9.83%		$103,738	0.77%		5.81%		33%
(0.66)	—	(0.66)	$10.77	5.53%		$83,418	0.73%		6.10%		36%
(0.65)	—	(0.65)	$10.84	13.77%		$76,893	0.69%		6.18%		68%
(0.71)	—	(0.71)	$10.13	32.69%		$64,407	0.69%		8.05%		83%

(0.28)	—	(0.28)	$11.21	2.94	%(C)	$15,125	0.60	%(D)	4.76	%(D)	18	%(C)
(0.59)	—	(0.59)	$11.16	5.55%		$3,927	0.62%		5.35%		60%
(0.66)	—	(0.66)	$11.15	9.90%		$2,515	0.62%		5.95%		33%

(D)	Annualized.

(E)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(F)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

See accompanying Notes to Financial Statements.

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Diamond Hill Funds

Notes to Financial Statements

June 30, 2014

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust.

On January 2, 2014, the Diamond Hill Mid Cap Fund commenced public offering and investment operations.

With the exception of the Financial Long-Short Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price except for Strategic Income Fund which is 3.50%. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2014

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Investments in other investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are securities. These valuations are considered as Level 2 in the fair value hierarchy.

Approximately 0.4% of the Strategic Income Fund’s June 30, 2014 net assets are being valued using estimates provided by the Fair Value Committee. The Fair Value Committee relied heavily upon analysis of the Strategic Income Fund’s portfolio manager in the

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2014

absence of readily ascertainable fair values. These values may differ from the values that would have been used had a ready market for these securities existed, and the differences could be material.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels 1, 2 or 3 as of June 30, 2014 based on input levels assigned at December 31, 2013.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2014:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Investments in Securities: (Assets)
Small Cap Fund
Common Stocks*	$1,152,863,540	$—
Registered Investment Companies	399,454,752	—

Total	1,552,318,292	—
Small-Mid Cap Fund
Common Stocks*	441,431,170	—
Registered Investment Companies	74,830,674	—

Total	516,261,844	—
Mid Cap Fund
Common Stocks*	12,070,561	—
Registered Investment Companies	1,502,791	—

Total	13,573,352	—
Large Cap Fund
Common Stocks*	2,933,157,848	—
Registered Investment Companies	238,409,971	—

Total	3,171,567,819	—

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2014

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Select Fund
Common Stocks*	$64,037,492	$—
Registered Investment Companies	14,392,827	—

Total	78,430,319	—
Long-Short Fund
Common Stocks*	2,882,126,512	—
Registered Investment Companies	753,626,456	—

Total	3,635,752,968	—
Research Opportunities Fund
Common Stocks*	58,835,190	—
Money Markets	16,462,541	—

Total	75,297,731	—
Financial Long-Short Fund
Common Stocks*	24,032,541	—
Registered Investment Companies	5,456,871	—

Total	29,489,412	—
Strategic Income Fund
Collateralized Debt Obligations	—	841,821
Corporate Bonds*	—	197,558,367
Registered Investment Companies	34,334,065	—

Total	34,334,065	198,400,188

Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	(671,931,567)	—
Research Opportunities Fund
Common Stocks*	(6,903,675)	—
Financial Long-Short Fund
Common Stocks*	(2,592,565)	—

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

The Funds did not hold any Level 3 securities during the six months ended June 30, 2014.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Strategic Income Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2014

involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Deposits with brokers for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Brokers” on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment advisor, Diamond Hill Capital Management, Inc. (“DHCM”) to accurately anticipate the future value of a security.

Securities lending — State Street Bank and Trust Company (“State Street”) replaced Citibank, N.A. as the securities lending agent for the Funds on June 23, 2014. Under the terms of the securities lending agreement with State Street, State Street is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, the Funds pay State Street 15% of the net securities lending income.

As of June 30, 2014, the value of securities loaned and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$134,534,587	$137,192,511
Small-Mid Cap Fund	35,899,859	36,431,533
Mid Cap Fund	521,275	536,486
Large Cap Fund	139,362,595	142,804,377
Select Fund	10,906,495	11,186,369
Long-Short Fund	176,696,893	181,537,422
Research Opportunities Fund	3,869,853	3,959,215
Financial Long-Short Fund	2,589,277	2,630,168
Strategic Income Fund	14,012,622	14,366,588

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2014

Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITS”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Share valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Federal income taxes — Each Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2010 through 2013) and have concluded that no provision for income tax is required in their financial statements.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Strategic Income Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Research Opportunities Fund, and Financial Long-Short Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities, expiring capital loss carry-forwards and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2014

are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Foreign securities country risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments in the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates in securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Investment Transactions

For the six months ended June 30, 2014, purchases and sales (including maturities) of investment securities (excluding short-term securities and U.S. government obligations) were as follows:

	Purchases	Sales
Small Cap Fund	$124,746,840	$134,440,201
Small-Mid Cap Fund	166,132,971	68,826,681
Mid Cap Fund	13,050,030	1,743,155
Large Cap Fund	556,055,269	273,255,657
Select Fund	29,613,178	25,279,333
Long-Short Fund	815,987,388	640,195,716
Research Opportunities Fund	18,713,646	16,651,043
Financial Long-Short Fund	5,980,562	7,148,785
Strategic Income Fund	53,611,055	35,526,597

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2014

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the six months ended June 30, 2014:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$179,187	0.01%
Small-Mid Cap Fund	147,555	0.04%
Mid Cap Fund	9,007	0.09%
Large Cap Fund	438,653	0.02%
Select Fund	23,078	0.03%
Long-Short Fund	706,630	0.02%
Research Opportunities Fund	18,768	0.03%
Financial Long-Short Fund	7,136	0.03%

Investment Advisory Fees and Other Transactions with Affiliates

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Strategic Income Fund each receive investment management and advisory services from DHCM under management agreements that provide for fees to be paid at an annual rate of 0.80%, 0.75%, 0.65%, 0.55%, 0.70%, 0.90%, 1.00%, 1.00% and 0.50% of the Fund’s average daily net assets, respectively. The advisory agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM is paid a fee at an annual rate of 0.25% for Class A Shares, Class C Shares and Class I Shares and 0.10% for Class Y shares of each class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory, distribution, custody, brokerage, taxes, interest and dividend expense on securities sold short and extraordinary expenses.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Class A and Class C shares (together, the “Plan”). Under the Plan, Class A shares pay a distribution fee at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay a distribution and shareholder-servicing fee at an annual rate of 0.75% and 0.25%, respectively, of Class C average daily net assets. Class I and Class Y shares are not subject to any distribution or shareholder-servicing fees. The Trust entered into a Distribution Agreement on behalf of the Funds with BHIL Distributors, Inc. (“Distributor”), an affiliate of DHCM. Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	69

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2014

For the six months ended June 30, 2014, the Distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds as follows:

Small Cap Fund	$13,750
Small-Mid Cap Fund	9,031
Mid Cap Fund	—
Large Cap Fund	29,192
Select Fund	3,056
Long-Short Fund	35,341
Research Opportunities Fund	92
Financial Long-Short Fund	116
Strategic Income Fund	1,620

DHCM, as the financing agent for Class C shares, received contingent deferred sales charges relating to the redemptions of Class C shares of the Funds for the six months ended June 30, 2014 as follows:

Small Cap Fund	$2,398
Small-Mid Cap Fund	333
Mid Cap Fund	—
Large Cap Fund	1,425
Select Fund	54
Long-Short Fund	1,366
Research Opportunities Fund	71
Financial Long-Short Fund	227
Strategic Income Fund	29

Certain Officers of the Trust are affiliated with DHCM or the Distributor. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the administration services agreement. Collectively, the Independent Trustees were paid $124,250 in fees during the six months ended June 30, 2014.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure

70	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2014

under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations which may differ from GAAP. The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets, as items such as short-term capital gains are treated as ordinary income for tax purposes.

The tax character of distributions paid during 2013 was as follows:

	Small Cap Fund	Small-Mid Cap Fund	Large Cap Fund	Select Fund
Distributions paid from:
Ordinary income	$2,703,544	$4,874,171	$34,611,591	$3,269,690
Long-term capital gains	75,165,566	9,487,102	84,619,553	5,795,885

Total distributions	$77,869,110	$14,361,273	$119,231,144	$9,065,575

	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Strategic Income Fund
Distributions paid from:
Ordinary income	$9,627,642	$1,405,970	$—	$8,893,374
Long-term capital gains	—	2,510,357	—	—

Total distributions	$9,627,642	$3,916,327	$—	$8,893,374

The following information is computed on a tax basis for each item as of December 31, 2013:

	Small Cap Fund	Small-Mid Cap Fund	Large Cap Fund	Select Fund
Net unrealized appreciation on portfolio investments	$350,207,106	$63,009,081	$715,867,930	$16,110,905
Undistributed ordinary income	—	376,326	3,900,198	1,120,883
Undistributed capital gains	7,469,022	4,986,209	24,843,501	956,610

Accumulated earnings	$357,676,128	$68,371,616	$744,611,629	$18,188,398

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	71

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2014

	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Strategic Income Fund
Net unrealized appreciation on portfolio investments	$646,391,636	$9,638,036	$4,933,463	$4,387,824
Undistributed ordinary income	—	362,960	—	289,203
Undistributed capital gains	—	1,261,963	—	—
Capital loss carryforwards	(304,714,638)	—	(10,841,377)	(14,445,829)

Accumulated earnings (deficit)	$341,676,998	$11,262,959	$(5,907,914)	$(9,768,802)

As of 6/30/2014, the Funds’ federal tax cost of investment securities and net unrealized appreciation (depreciation) were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund	Select Fund
Tax cost of portfolio investments	$1,149,659,523	$444,854,697	$12,931,923	$2,345,029,155	$65,457,215

Gross unrealized appreciation	409,624,136	74,315,292	837,156	829,796,160	13,155,428
Gross unrealized depreciation	(6,965,368)	(2,908,145)	(195,727)	(3,257,496)	(182,324)

Net unrealized appreciation on portfolio investments	$402,658,769	$71,407,147	$641,429	$826,538,664	$12,973,104

	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Strategic Income Fund
Tax cost of long portfolio investments	$2,731,745,746	$64,112,971	$24,215,578	$227,359,125

Gross unrealized appreciation	907,900,934	11,566,690	5,422,593	7,339,403
Gross unrealized depreciation	(3,893,712)	(381,930)	(148,759)	(1,964,275)

Net unrealized appreciation on long portfolio investments	$904,007,222	$11,184,760	$5,273,834	$5,375,128

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of the latest tax year ended December 31, 2013, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expire. As of June 30, 2014, all CLCFs were subject to expiration.

72	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2014

CLCFs subject to expiration:

	Amount	Expires December 31,
Long-Short Fund	$235,537,541	2017
	69,177,097	2018

	$304,714,638

Financial Long-Short Fund	$4,301,249	2016
	6,540,128	2017

	$10,841,377

Strategic Income Fund	$9,173,975	2016
	5,271,854	2017

	$14,445,829

As of the latest tax year ended December 31, 2013, Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund utilized $177,979,854, $2,340,228 and $1,993,448, respectively, of CLCFs.

The Funds also elected to defer until their subsequent tax year capital losses incurred after October 31, 2013. The CLCFs and “Qualified Late Year Capital Losses” losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net CLCFs will be determined at the end of the current tax year.

In-kind Redemption Transaction

During the six months ended June 30, 2014, the Select Fund delivered securities in lieu of cash for shareholder redemptions. The value of the redemption was as follows:

Date	Redemption	Securities	Cash	Realized gain	Class I Shares Redeemed
June 9, 2014	$9,554,431	$8,963,850	590,581	$2,675,416	212,226

Subsequent Events

The Funds evaluated events from June 30, 2014 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	73

Diamond Hill Funds

Other Items

June 30, 2014 (Unaudited)

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-888-226-5595 or on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q and each second and fourth quarters of each fiscal year on Form N-CSR. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-888-226-5595. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Monthly portfolio holdings are also available on www.diamond-hill.com.

74	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

Diamond Hill Funds

Schedule of Shareholder Expenses

Hypothetical Example of a $1,000 Investment at Beginning of Period

(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges (loads) as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or other fees that may apply, such as fees for low balance accounts. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2014 and held for the entire period from January 1, 2014 through June 30, 2014.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Small Cap Fund
Class A	1,000.00	1,000.00	1,081.60	1,018.35	6.71	6.51	1.30
Class C	1,000.00	1,000.00	1,077.80	1,014.63	10.56	10.24	2.05
Class I	1,000.00	1,000.00	1,083.10	1,019.59	5.42	5.26	1.05
Class Y	1,000.00	1,000.00	1,084.00	1,020.33	4.65	4.51	0.90
Small-Mid Cap Fund
Class A	1,000.00	1,000.00	1,075.00	1,018.60	6.43	6.26	1.25
Class C	1,000.00	1,000.00	1,070.80	1,014.88	10.27	9.99	2.00
Class I	1,000.00	1,000.00	1,076.10	1,019.84	5.15	5.01	1.00
Class Y	1,000.00	1,000.00	1,077.20	1,020.58	4.38	4.26	0.85

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Diamond Hill Funds

Schedule of Shareholder Expenses

Hypothetical Example of a $1,000 Investment at Beginning of Period

(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Large Cap Fund
Class A	1,000.00	1,000.00	1,058.60	1,019.59	5.36	5.26	1.05
Class C	1,000.00	1,000.00	1,054.60	1,015.87	9.17	9.00	1.80
Class I	1,000.00	1,000.00	1,060.20	1,020.83	4.09	4.01	0.80
Class Y	1,000.00	1,000.00	1,060.70	1,021.57	3.32	3.26	0.65
Select Fund
Class A	1,000.00	1,000.00	1,067.70	1,018.84	6.15	6.01	1.20
Class C	1,000.00	1,000.00	1,063.10	1,015.12	9.97	9.74	1.95
Class I	1,000.00	1,000.00	1,069.40	1,020.08	4.87	4.76	0.95
Class Y	1,000.00	1,000.00	1,069.30	1,020.83	4.10	4.01	0.80
Long-Short Fund
Class A	1,000.00	1,000.00	1,056.60	1,015.67	9.38	9.20	1.84
Class C	1,000.00	1,000.00	1,052.80	1,011.95	13.18	12.92	2.59
Class I	1,000.00	1,000.00	1,058.20	1,016.91	8.11	7.95	1.59
Class Y	1,000.00	1,000.00	1,059.10	1,017.65	7.35	7.20	1.44
Research Opportunities Fund
Class A	1,000.00	1,000.00	1,052.60	1,016.22	8.80	8.65	1.73
Class C	1,000.00	1,000.00	1,048.50	1,012.50	12.60	12.37	2.48
Class I	1,000.00	1,000.00	1,053.70	1,017.46	7.54	7.40	1.48
Class Y	1,000.00	1,000.00	1,054.50	1,018.20	6.78	6.66	1.33
Financial Long-Short Fund
Class A	1,000.00	1,000.00	1,035.90	1,016.22	8.73	8.65	1.73
Class C	1,000.00	1,000.00	1,032.90	1,012.50	12.50	12.37	2.48
Class I	1,000.00	1,000.00	1,037.60	1,017.46	7.48	7.40	1.48
Strategic Income Fund
Class A	1,000.00	1,000.00	1,027.20	1,019.84	5.03	5.01	1.00
Class C	1,000.00	1,000.00	1,023.60	1,016.12	8.78	8.75	1.75
Class I	1,000.00	1,000.00	1,028.50	1,021.08	3.77	3.76	0.75
Class Y	1,000.00	1,000.00	1,029.40	1,021.82	3.02	3.01	0.60
Mid Cap Fund Class
Class A	1,000.00	1,000.00	1,072.00	1,019.14	5.86	5.71	1.14
Class C	1,000.00	1,000.00	1,069.00	1,015.37	9.75	9.49	1.90
Class I	1,000.00	1,000.00	1,074.00	1,020.43	4.53	4.41	0.88
Class Y	1,000.00	1,000.00	1,075.00	1,021.08	3.86	3.76	0.75

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

You can find more information about the Fund’s expenses, including annual expense ratios for historical periods in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. The standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

76	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM

NOTICE OF PRIVACY POLICY FOR DIAMOND HILL FUNDS

We value you as a shareholder and take your personal privacy seriously. In order to enhance our ability to provide you with the best service possible, Diamond Hill Funds (referred to as “we” or “us” or the “Funds”) collect, use and share certain information about you. This policy explains what information we collect and with whom we share it. The practices described in this policy are applicable to all customers, including prospective, current and former customers. The policy also explains how we protect the security and confidentiality of certain customer information.

SAFEGUARDING PRIVACY

Diamond Hill Funds maintain physical, electronic and procedural safeguards that comply with federal standards to ensure the safety of non-public personal customer information. In addition, we require service providers to the Funds to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers and to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal customer information.

INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

•	Information we receive from you on applications or other forms, such as your name, address, date of birth, social security number and investment information;

•	Information about your transactions and experiences with us, such as your account balance, transaction history and investment selections; and

•	Information you supply in written, telephonic or electronic communications with the Funds or service providers to the Funds.

INFORMATION WE SHARE

We may disclose all non-public personal information we collect, as described above, to companies that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services, provided they use the information solely for these purposes and they enter into a confidentiality agreement regarding the information. We also may disclose non-public personal information as otherwise permitted by law.

QUESTIONS?

Questions regarding this policy may be directed to: 888-226-5595

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2014	|	DIAMOND-HILL.COM	77

INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: BHIL DISTRIBUTORS, INC. (MEMBER FINRA), AN AFFILIATE OF THE DIAMOND HILL FUNDS

DIAMOND-HILL.COM	|	855.255.8955	|	325 JOHN H. MCCONNELL BLVD	|	SUITE 200	|	COLUMBUS, OHIO	|	43214

DH-SAR063014

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to be materially affected, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3)	Not applicable.

(b)	Certification required by Item 12(b) of Form N-CSR is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Diamond Hill Funds

By (Signature and Title)	/s/ James F. Laird, Jr.
James F. Laird, Jr., President

Date August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James F. Laird, Jr.
James F. Laird, Jr., President

Date August 28, 2014

By (Signature and Title)	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer

Date August 28, 2014